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                       The Prudential Series Fund, Inc.
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                                  Prospectus

                                  May 1, 2001

                               Equity Portfolio
                               Global Portfolio
                            Money Market Portfolio
                         Prudential Jennison Portfolio
                             Stock Index Portfolio
                                Value Portfolio
                SP Aggressive Growth Asset Allocation Portfolio
                      SP AIM Aggressive Growth Portfolio
                      SP AIM Growth And Income Portfolio
                    SP Alliance Large Cap Growth Portfolio
                       SP Alliance Technology Portfolio
                    SP Balanced Asset Allocation Portfolio
                  SP Conservative Asset Allocation Portfolio
                           SP Davis Value Portfolio
                  SP Deutsche International Equity Portfolio
                     SP Growth Asset Allocation Portfolio
                   SP INVESCO Small Company Growth Portfolio
                  SP Jennison International Growth Portfolio
                         SP Large Cap Value Portfolio
                    SP MFS Capital Opportunities Portfolio
                        SP MFS Mid-Cap Growth Portfolio
                         SP PIMCO High Yield Portfolio
                        SP PIMCO Total Return Portfolio
                 SP Prudential U.S. Emerging Growth Portfolio
                       SP Small/Mid-Cap Value Portfolio
                SP Strategic Partners Focused Growth Portfolio

                          [LOGO] Prudential Financial

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                As with all mutual funds, the Securities and Exchange
                Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                A particular Portfolio may not be available under the variable life insurance or variable annuity contract which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.


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Table of Contents

 1  RISK/RETURN SUMMARY
 1  Investment Objectives and Principal Strategies
11  Principal Risks
15  Evaluating Performance
22  HOW THE PORTFOLIOS INVEST
22  Investment Objectives and Policies
22  Equity Portfolio
23  Global Portfolio
24  Money Market Portfolio
25  Prudential Jennison Portfolio
26  Stock Index Portfolio
26  Value Portfolio
27  SP AIM Aggressive Growth Portfolio
28  SP AIM Growth and Income Portfolio
30  SP Alliance Large Cap Growth Portfolio
31  SP Alliance Technology Portfolio
32  SP Asset Allocation Portfolios
33  SP Aggressive Growth Asset Allocation Portfolio
34  SP Balanced Asset Allocation Portfolio
35  SP Conservative Asset Allocation Portfolio
36  SP Growth Asset Allocation Portfolio
36  SP Davis Value Portfolio
38  SP Deutsche International Equity Portfolio
40  SP INVESCO Small Company Growth Portfolio
41  SP Jennison International Growth Portfolio
42  SP Large Cap Value Portfolio
43  SP MFS Capital Opportunities Portfolio
44  SP MFS Mid-Cap Growth Portfolio
45  SP PIMCO High Yield Portfolio
46  SP PIMCO Total Return Portfolio
48  SP Prudential U.S. Emerging Growth Portfolio
50  SP Small/Mid-Cap Value Portfolio
51  SP Strategic Partners Focused Growth Portfolio

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Table of Contents (continued)

 54 OTHER INVESTMENTS AND STRATEGIES
 54 ADRs
 54 Convertible Debt and Convertible Preferred Stock
 54 Derivatives
 54 Dollar Rolls
 54 Forward Foreign Currency Exchange Contracts
 54 Futures Contracts
 55 Interest Rate Swaps
 55 Joint Repurchase Account
 55 Loan Participations
 55 Mortgage-related Securities
 55 Options
 55 Real Estate Investment Trusts
 55 Repurchase Agreements
 56 Reverse Repurchase Agreements
 56 Short Sales
 56 Short Sales Against-the-Box
 56 When-Issued and Delayed Delivery Securities
 57 HOW THE FUND IS MANAGED
 57 Board of Directors
 57 Investment Adviser
 58 Investment Sub-Advisers
 59 Portfolio Managers
 70 HOW TO BUY AND SELL SHARES OF THE FUND
 71 Net Asset Value
 72 Distributor
 72 OTHER INFORMATION
 72 Federal Income Taxes
 72 European Monetary Union
 72 Monitoring for Possible Conflicts
F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

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RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every Portfolio is available under every Contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 11. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Equity Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  market risk
    .  management risk

Global Portfolio

The Portfolio's investment objective is long-term growth of capital. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  market risk
    .  management risk

Money Market Portfolio

The Portfolio's investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. To achieve our objective, we invest in high-quality short-term money market instruments

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issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

   Principal Risks:
    .  credit risk
    .  interest rate risk
    .  management risk

 An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio.

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that we could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  management risk
    .  market risk

Stock Index Portfolio

The Portfolio's investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Composite Stock Price Index (S&P 500). The S&P 500 represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  market risk

Value Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

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   Principal Risks:
    .  company risk
    .  credit risk
    .  foreign investment risk
    .  interest rate risk
    .  market risk

SP Aggressive Growth Asset Allocation Portfolio

The SP Aggressive Growth Asset Allocation Portfolio seeks capital appreciation by investing in large cap equity Portfolios, international Portfolios, and small/mid-cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The SP Aggressive Growth Asset Allocation Portfolio is composed of shares of the following Fund Portfolios:

    . a large capitalization equity component (approximately 40% of the Portfolio, invested in shares of the SP Davis Value Portfolio (20% of Portfolio), the SP Alliance Large Cap Growth Portfolio (10% of Portfolio), and the Prudential Jennison Portfolio (10% of Portfolio)); and

    . an international component (approximately 35% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (17.5% of Portfolio) and the SP Deutsche International Equity Portfolio (17.5% of Portfolio)); and

    . a small/mid-capitalization equity component (approximately 25% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (12.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (12.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 5), SP Alliance Large Cap Growth Portfolio (p. 4), Prudential Jennison Portfolio (p. 2), SP Jennison International Growth Portfolio (p. 7), SP Deutsche International Equity Portfolio (p. 6), SP Small/Mid-Cap Value Portfolio (p. 10), SP Prudential U.S. Emerging Growth Portfolio (p. 10).

SP AIM Aggressive Growth Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. The Portfolio seeks to meet this objective by investing primarily in the common stocks of companies whose earnings the Portfolio's portfolio managers expect to grow more than 15% per year. On behalf of the Portfolio, AIM Capital Management, Inc. will invest in securities of small- and medium-sized growth companies and may also invest up to 25% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  foreign investment risk
    .  liquidity risk
    .  management risk
    .  market risk

SP AIM Growth and Income Portfolio

The Portfolio's primary investment objective is growth of capital with a secondary objective of current income. The Portfolio seeks to meet these objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. AIM Capital Management Inc. considers whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The Portfolio may also invest up to 20% of its total assets in foreign

                                      3

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securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  credit risk
    .  foreign investment risk
    .  interest rate risk
    .  liquidity risk
    .  management risk
    .  market risk

SP Alliance Large Cap Growth Portfolio

The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance Capital Management L.P. selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. "Alliance", "Alliance Capital" and their logos are registered marks of Alliance Capital Management L.P. ("Alliance"). While we make every effort to acheive our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  leveraging risk
    .  management risk
    .  market risk

SP Alliance Technology Portfolio

The Portfolio's objective is growth of capital. The Portfolio invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Portfolio may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Portfolio also may invest in debt securities and up to 25% of its total assets in foreign securities. Among the principal risks of investing in the Portfolio are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Portfolio invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk, and currency risk. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Alliance Capital Management, L.P.

   Principal Risks:
    .  company risk
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  industry/sector risk
    .  interest rate risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

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SP Balanced Asset Allocation Portfolio

The SP Balanced Asset Allocation Portfolio seeks to provide a balance between current income and growth of capital by investing in fixed income Portfolios, large cap equity Portfolios, small/mid-cap equity Portfolios, and international equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The SP Balanced Asset Allocation Portfolio is composed of shares of the following Portfolios:

    . a fixed income component (approximately 40% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio (25% of Portfolio) and the SP PIMCO High Yield Portfolio (15% of Portfolio)), and

    . a large capitalization equity component (approximately 35% of the Portfolio, invested in shares of the SP Davis Value Portfolio (17.5% of Portfolio), the SP Alliance Large Cap Growth Portfolio (8.75% of Portfolio), and the Prudential Jennison Portfolio (8.75% of Portfolio)); and

    . a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (7.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (7.5% of Portfolio)); and

    . an international component (approximately 10% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (5% of Portfolio) and the SP Deutsche International Equity Portfolio (5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP PIMCO Total Return Portfolio (p. 9), SP PIMCO High Yield Portfolio (p. 9), SP Davis Value Portfolio (p. 5), SP Alliance Large Cap Growth Portfolio (p. 4), Prudential Jennison Portfolio (p. 2), SP Small/Mid-Cap Value Portfolio (p. 10), SP Prudential U.S. Emerging Growth Portfolio (p. 10), SP Jennison International Growth Portfolio (p. 7), SP Deutsche International Equity Portfolio (p. 6).

SP Conservative Asset Allocation Portfolio

The SP Conservative Asset Allocation Portfolio seeks to provide current income with low to moderate capital appreciation by investing in fixed income Portfolios, large cap equity Portfolios, and small/mid-cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The SP Conservative Asset Allocation Portfolio is composed of shares of the following Portfolios:

    . a fixed income component (approximately 60% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio (40% of Portfolio) and the SP PIMCO High Yield Portfolio (20% of Portfolio)); and

    . a large capitalization equity component (approximately 30% of the Portfolio, invested in shares of the SP Davis Value Portfolio (15% of Portfolio), the SP Alliance Large Cap Growth Portfolio (7.5% of Portfolio), and the Prudential Jennison Portfolio (7.5% of Portfolio)); and

    . a small/mid capitalization equity component (approximately 10% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (5% of Portfolio)).

For more information on the following Portfolios see the pages indicated: SP PIMCO Total Return Portfolio (p. 9), SP PIMCO High Yield Portfolio (p. 9), SP Davis Value Portfolio (p. 5), SP Alliance Large Cap Growth Portfolio (p. 4), Prudential Jennison Portfolio (p. 2), SP Small/Mid-Cap Value Portfolio (p. 10), SP Prudential U.S. Emerging Growth Portfolio (p. 10).

SP Davis Value Portfolio

SP Davis Value Portfolio's investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

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The portfolio managers use the investment philosophy of Davis Selected
Advisers, L.P. to select common stocks of quality, overlooked growth companies at value prices and to hold them for the long-term. They look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth. The portfolio managers believe that if you combine a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks. They consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  liquidity risk
    .  management risk
    .  market risk

SP Deutsche International Equity Portfolio

The Portfolio's investment objective is to invest for long-term capital appreciation. The Portfolio invests primarily in the stocks and other equity securities of companies in developed countries outside the United States. The Portfolio seeks to achieve its goal by investing primarily in companies in developed foreign countries. The companies are selected by an extensive tracking system plus the input of experts from various financial disciplines. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Deutsche Asset Management, Inc.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  leveraging risk
    .  management risk
    .  market risk

SP Growth Asset Allocation Portfolio

The SP Growth Asset Allocation Portfolio seeks to provide long-term growth of capital with consideration also given to current income, by investing in large-cap equity Portfolios, fixed income Portfolios, international equity Portfolios, and small/mid-cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The Growth Asset Allocation Portfolio is composed of shares of the following
Portfolios:

    . a large capitalization equity component (approximately 45% of the Portfolio, invested in shares of the SP Davis Value Portfolio (22.5% of Portfolio), the SP Alliance Large Cap Growth Portfolio (11.25% of Portfolio), and the Prudential Jennison Portfolio (11.25% of Portfolio)); and

    . a fixed income component (approximately 20% of the Portfolio, invested in shares of the SP PIMCO High Yield Portfolio (10% of Portfolio) and the SP PIMCO Total Return Portfolio (10% of Portfolio)); and

    . an international component (approximately 20% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (10% of Portfolio) and the SP Deutsche International Equity Portfolio (10% of Portfolio)); and

    . a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (7.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (7.5% of Portfolio)).

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For more information on the following Portfolios, see the pages indicated: SP
Davis Value Portfolio (p. 5), SP Alliance Large Cap Growth Portfolio (p. 4), Prudential Jennison Portfolio (p. 2), SP PIMCO High Yield Portfolio (p. 9), SP PIMCO Total Return Portfolio (p. 9), SP Jennison International Growth Portfolio (p. 7), SP Deutsche International Equity Portfolio (p. 6), SP Small/Mid-Cap Value Portfolio (p. 10), SP Prudential U.S. Emerging Growth Portfolio (p. 10).

SP INVESCO Small Company Growth Portfolio

The Portfolio seeks long-term capital growth. Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by INVESCO Funds Group, Inc.

   Principal Risks:
    .  company risk
    .  counter party risk
    .  derivatives risk
    .  foreign investment risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk
    .  portfolio turnover risk

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  interest rate risk
    .  market risk

SP Large Cap Value Portfolio

The Portfolio's investment objective is long-term growth of capital. The portfolio's investment strategy includes investing at least 65% of total assets in common stocks of companies with large market capitalizations (over $1 billion at the time of investment). The Portfolio focuses on investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks). The Portfolio invests in domestic and

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foreign issuers. The Portfolio uses both fundamental analysis of each issuer's financial condition, its industry position and market and economic conditions, and statistical models to evaluate an issuer's growth potential, valuation, liquidity and investment risk, to select investments. There is a risk that "value" investing may not perform as well as other strategies. An investment in this Portfolio, like any Portfolio, is not a deposit of a bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

SP MFS Capital Opportunities Portfolio

The Portfolio's investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. The Portfolio focuses on companies which Massachusetts Financial Services Company (MFS) believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and MFS's large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

   Principal Risks:
    .  company risk
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  interest rate risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

SP MFS Mid-Cap Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. These securities typically are of medium market capitalizations, which Massachusetts Financial Services Company (MFS) believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth

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Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS's large group of equity research analysts. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

   Principal Risks:
    .  company risk
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  interest rate risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

SP PIMCO High Yield Portfolio

The investment objective of the Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by Pacific Investment Management Company (PIMCO) to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its assets in euro-denominated securities. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  high yield risk
    .  interest rate risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk
    .  mortgage risk

SP PIMCO Total Return Portfolio

The investment objective of the Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on Pacific Investment Management Company's forecast for interest rates. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  interest rate risk
    .  leveraging risk
    .  management risk
    .  market risk
    .  mortgage risk

SP Prudential U.S. Emerging Growth Portfolio

The Portfolio's investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S. companies that Jennison Associates LLC believes have the potential for above-average growth. The Portfolio also may use derivatives for hedging or to improve the Portfolio's returns. While the Portfolio makes every effort to achieve its objective, it can't guarantee success. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  credit risk
    .  derivatives risk
    .  foreign investment risk
    .  interest rate risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

SP Small/Mid-Cap Value Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio's investment strategy includes normally investing at least 65% of total assets in common stocks of companies with small to medium market capitalizations (those with market capitalizations similar to companies in the Russell 2000 or the Russell Midcap(TM) Growth Index at the time of investment). The Portfolio focuses on investing in securities of companies that Fidelity Management & Research Company believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks). The Portfolio invests in domestic and foreign issuers. The Portfolio uses both fundamental analysis of each issuer's financial condition, its industry position and market and economic conditions, and statistical models to evaluate an issuer's growth potential, valuation, liquidity and investment risk, to select investments. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

SP Strategic Partners Focused Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. This means the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its assets in a small number of issuers. Investing in a nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified portfolio. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Jennison Associates LLC and Alliance Capital Management L.P.

   Principal Risks:
    .  company risk
    .  derivatives risk
    .  foreign investment risk
    .  leveraging risk
    .  liquidity risk
    .  management risk
    .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

   Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" -- have a higher risk of default and tend to be less liquid than higher-rated securities.

Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

   Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

   Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

   Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

   European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

   As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

   Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

   Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

   Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

   Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

   Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

   Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

High yield risk. Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio's ability to sell its high yield securities (liquidity risk).

   Industry/sector risk. Portfolios that invest in a single market sector or industry can accumulate larger positions in single issuers or an industry sector. As a result, the Portfolio's performance may be tied more directly to the success or failure of a smaller group of portfolio holdings.

   Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

   Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

   Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

   Management risk . Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

   Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

   Mortgage risk. A Portfolio that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

   Portfolio turnover risk. A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

                                     * * *

   For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Equity Portfolio
--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [CHART]

1991      26.01%
1992      14.17%
1993      21.87%
1994      2.78%
1995      31.29%
1996      18.52%
1997      24.66%
1998      9.34%
1999      12.49%
2000      3.28%

BEST QUARTER: 19.1% (1st quarter of 1991) WORST QUARTER: -14.8% (3rd quarter of 1998)


* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                        SINCE
                                                                      INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS (5/13/83)
                                              ------ ------- -------- ---------
 Class I shares                                3.28% 13.42%   16.08%   14.28%
 S&P 500**                                    -9.10% 18.33%   17.44%   15.82%
 Lipper Average***                            -9.22% 17.39%   17.52%   14.58%

--------------------------------------------------------------------------------
* The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Global Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.


[CHART]

Annual Returns* (Class I shares)

1991     11.39%
1992     -3.42%
1993     43.14%
1994     -4.89%
1995     15.88%
1996     19.97%
1997      6.98%
1998     25.08%
1999     48.27%
2000    -17.68%

BEST QUARTER: 31.05% (4th quarter of 1999)
WORST QUARTER: -14.21% (3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                                                SINCE
                                                              INCEPTION
                                     1 YEAR  5 YEARS 10 YEARS (9/19/88)
                                     ------- ------- -------- ---------
        Class I shares               -17.68% 14.35%   12.74%   11.31%
        Morgan Stanley World Index** -13.16% 12.12%   11.93%   10.30%
        Lipper Average***             -9.93% 14.05%   12.00%   10.65%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The "Since Inception" return reflects the closest calendar month-end return (9/30/88).
    Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Money Market Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.



[CHART]

Annual Returns* (Class I shares)

1991    6.16%
1992    3.79%
1993    2.95%
1994    4.05%
1995    5.80%
1996    5.22%
1997    5.41%
1998    5.39%
1999    4.97%
2000    6.20%

BEST QUARTER: 1.73% (3rd quarter of 1991)
WORST QUARTER: .71% (2nd quarter of 1993)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                           SINCE
                                         INCEPTION
                 1 YEAR 5 YEARS 10 YEARS (5/13/83)
                 ------ ------- -------- ---------
Class I shares   6.20%   5.44%   4.99%     6.30%
Lipper Average** 5.99%   5.22%   4.75%     6.23%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

7-Day Yield* (as of 12/26/00)

Money Market Portfolio      6.26%
Average Money Market Fund** 5.89%

 * The Portfolio's yield is after deduction of expenses and does not include Contract charges.
** Source: iMoneyNet, Inc., As of 12/26/00, based on 328 funds in the iMoneyNet
   General Purpose Universe, First and Second Tier Money Market Fund.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

[CHART]

Annual Returns* (Class I shares)

1996     14.41%
1997     31.71%
1998     37.46%
1999     41.76%
2000    -17.38%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: -16.9% (4th quarter of 2000)

* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                                      SINCE
                                                    INCEPTION
                                    1 YEAR  5 YEARS (4/25/95)
                                    ------- ------- ---------
                  Class I shares    -17.38% 19.46%   21.70%
                  S&P 500**          -9.10% 18.33%   20.11%
                  Lipper Average***  -9.22% 17.39%   19.07%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Stock Index Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.


[CHART]

Annual Returns* (Class I shares)

1990    -3.63%
1991    29.72%
1992     7.13%
1993     9.66%
1994     1.01%
1995    37.06%
1996    22.57%
1997    32.83%
1998    28.42%
1999    20.54%
2000    -9.03%

BEST QUARTER: 21.44% (4th quarter of 1998)
WORST QUARTER: -9.98% (3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                            SINCE
                                          INCEPTION
                  1 YEAR 5 YEARS 10 YEARS (10/19/87)
                  ------ ------- -------- ----------
Class I shares    -9.03% 18.05%   17.08%    16.56%
S&P 500**         -9.10% 18.33%   17.44%    15.88%
Lipper Average*** -9.32% 17.98%   17.06%    15.89%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [CHART]

1991    27.50%
1992    10.14%
1993    22.28%
1994    1.44%
1995    21.70%
1996    21.74%
1997    36.61%
1998   -2.38%
1999    12.52%
2000    15.59%

BEST QUARTER: 16.45% (2nd quarter of 1997)
WORST QUARTER: -18.14% (3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                          SINCE
                                                        INCEPTION
                                1 YEAR 5 YEARS 10 YEARS (2/19/88)
                                ------ ------- -------- ---------
              Class I shares    15.59% 16.12%   16.17%   14.77%
              S&P 500**         -9.10% 18.33%   17.44%   16.12%
              Lipper Average***  6.74% 15.08%   15.80%   13.89%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Equity Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is capital appreciation. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

----------------------------------------------------------
Blend Approach                                            To achieve our investment objective, we invest primarily
In deciding which stocks to buy, our portfolio managers   in common stocks of major established corporations as
use a blend of investment styles. That is, we invest in   well as smaller companies.
stocks that may be undervalued given the company's
earnings, assets, cash flow and dividends and also        35% of the Portfolio's assets may be invested in short,
invest in companies experiencing some or all of the       intermediate or long-term debt obligations, including
following: a price/earnings ratio lower than earnings per convertible and nonconvertible preferred stock and other
share growth, strong market position, improving           equity-related securities. Up to 5% of these holdings
profitability and distinctive attributes such as unique   may be rated below investment grade. These securities
marketing ability, strong research and development, new   are considered speculative and are sometimes referred
product flow, and financial strength.                     to as "junk bonds."

---------------------------------------------------------

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives -- to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Global Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

-------------------------------------------------------- When selecting stocks, we use a growth approach which
Global Investing                                         means we look for companies that have above-average
This Portfolio is intended to provide investors with the growth prospects. In making our stock picks, we look for
opportunity to invest in companies located throughout    companies that have had growth in earnings and sales,
the world. Although we are not required to invest in a   high returns on equity and assets or other strong
minimum number of countries, we intend generally to      financial characteristics. Often, the companies we
invest in at least three countries, including the U.S.   choose have superior management, a unique market
However, in response to market conditions, we can        niche or a strong new product.
invest up to 35% of the Portfolio's total assets in any
one country other than the U.S.
--------------------------------------------------------

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives -- to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Money Market Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek the maximum current income that is consistent with stability of capital and maintenance of liquidity. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

------------------------------------------------------------ We invest in a diversified portfolio of short-term debt
Steady Net Asset Value                                       obligations by the U.S. government, its agencies and
The net asset value for the Portfolio will ordinarily remain instrumentalities, as well as commercial paper, asset
issued at $10 per share because dividends are declared       backed securities, funding agreements, certificates of
and reinvested daily. The price of each share remains        deposit, floating and variable rate demand notes, notes
the same, but you will have more shares when dividends       and other obligations issued by banks, corporations and
are declared.                                                other companies (including trust structures), and
------------------------------------------------------------ obligations issued by foreign banks, companies or foreign governments.

We make investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase debt securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with reverse repurchase agreements.

 An investment in the Portfolio is not a bank deposit and is not insured o guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of an investment at $10 per share, it is possible to lose money by investing in the Portfolio.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

---------------------------------------------------------
Investment Strategy                                      In pursuing our objective, we normally invest 65% of the
We seek to invest in equity securities of established    Portfolio's total assets in common stocks and preferred
companies with above-average growth prospects. We        stocks of companies with capitalization in excess of $1
select stocks on a company-by-company basis using        billion.
fundamental analysis. In making our stock picks, we look
for companies that have had growth in earnings and       For the balance of the Portfolio, we may invest in
sales, high returns on equity and assets or other strong common stocks, preferred stocks and other equity-
financial characteristics. Often, the companies we       related securities of companies that are undergoing
choose have superior management, a unique market         changes in management, product and/or marketing
niche or a strong new product.                           dynamics which we believe have not yet been reflected
                                                         in reported earnings or recognized by investors.
--------------------------------------------------------

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives -- to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Stock Index Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve investment results that generally correspond to the performance of publicly-traded common stocks. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Composite Stock Price Index (S&P 500 Index). While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

------------------------------------------------------ Under normal conditions, we attempt to invest in all 500
S&P 500 Index                                          stocks represented in the S&P 500 Index in proportion to
We attempt to duplicate the performance of the S&P 500 their weighting in the S&P 500 Index. We will attempt to
Index, a market-weighted index which represents more   remain as fully invested in the S&P 500 Index stocks as
than 70% of the market value of all publicly-traded    possible in light of cash flow into and out of the Portfolio.
common stocks.
------------------------------------------------------

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the S&P 500 Index. We attempt to minimize differences in the performance of the Portfolio and the S&P 500 Index by using stock index futures contracts, options on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell options on stock indexes; purchase and sell stock futures contracts and options on those futures contracts; and purchase and sell exchange-traded fund shares.

The Portfolio may also enter into short sales and short sales against-the-box. No more than 5% of the Portfolio's total assets may be used as collateral or segregated for purposes of securing a short sale obligation.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

 A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.


--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek capital appreciation. This means we focus on stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

-------------------------------------------------------- We will normally invest at least 65% of the Portfolio's
Contrarian Approach                                      total assets in equity and equity-related securities. We
To achieve our value investment strategy, we generally   buy common stock of companies of every size -- small,
take a strong contrarian approach to investing. In other medium and large capitalization. When deciding which
words, we usually buy stocks that are out of favor and   stocks to buy, we look at a company's earnings, balance
that many other investors are selling, and we attempt to sheet and cash flow and then at how these factors
invest in companies and industries before other          impact the stock's price and return. We also buy equity-
investors recognize their true value. Using these        related securities -- like bonds, corporate notes and
guidelines, we focus on long-term performance, not       preferred stock -- that can be converted into a
short-term gain.                                         company's common stock or other equity security.
--------------------------------------------------------

Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives -- to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.
--------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio

--------------------------------------------------------------------------------

The Portfolio's investment objective is to achieve long-term growth of capital. The Portfolio seeks to meet this objective by investing principally in securities of companies whose earnings the portfolio managers expect to grow more than 15% per year. This investment objective is non-fundamental, meaning that we can change the objective without seeking a vote of contractholders. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

------------------------------------------------------ The Portfolio will invest in small- and medium-sized
Aggressive Growth Stock Investing                      growth companies. The portfolio managers focus on
The Portfolio invests primarily in the common stock of companies they believe are likely to benefit from new or small and medium-sized companies that are anticipated  innovative products, services or processes as well as
to have excellent prospects for long-term growth of    those that have experienced above-average, long-term
earnings.                                              growth in earnings and have excellent prospects for
------------------------------------------------------ future growth. The portfolio managers consider whether to sell a particular security when any of those factors
                                                       materially changes.

The Portfolio may also invest up to 25% of its total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. The Portfolio may borrow for emergency or temporary purposes. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures, and may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. The Portfolio may invest up to 25% of its total assets in Real Estate Investment Trusts (REITs), and the Portfolio may invest in the securities of other investment companies to the extent otherwise permissible under the Investment Company Act of 1940, and the rules, regulations and orders promulgated thereunder. The Portfolio also may invest in preferred stock, convertible debt, convertible preferred stock, forward foreign currency exchange contracts, restricted securities, repurchase agreements, reverse repurchase agreements and dollar rolls, warrants, when-issued and delayed delivery securities, options on stock and debt securities, options on stock indexes, options on foreign currencies, and may loan portfolio securities. The Portfolio may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depository Receipts, World Equity Benchmark Series, NASDAQ 100 tracking shares, Dow Jones Industrial Average Instruments and Optimised Portfolios as Listed Securities. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. The Portfolio may invest in U.S. Government securities and may make short sales against-the-box (no more than 10% of the Portfolio's total assets may be deposited or pledged as collateral for short sales at any one time).

The Portfolio is managed by AIM Capital Management, Inc.

--------------------------------------------------------------------------------
SP AIM Growth And Income Portfolio

--------------------------------------------------------------------------------

The Portfolio's investment objective is growth of capital with a secondary objective of current income. This investment objective is non-fundamental, meaning that we can change the objective without seeking a vote of contractholders. The Portfolio seeks to meet this objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

----------------------------------------------------------- The Portfolio may invest in corporate debt securities.
Growth And Income Investing                                 Corporations issue debt securities of various types,
This Portfolio invests in a wide variety of equity          including bonds and debentures (which are long-term),
securities and debt securities in an effort to achieve both notes (which may be short- or long-term), bankers
capital appreciation as well as current income.             acceptances (indirectly secured borrowings to facilitate
----------------------------------------------------------- commercial transactions) and commercial paper (short-
                                                            term unsecured notes).

The Portfolio may also invest in convertible securities whose values will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and price that is unfavorable to the Portfolio.

The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Portfolio may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, the Portfolio will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.

The Portfolio may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

To the extent consistent with its investment objective and policies, the Portfolio may invest in equity and/or debt securities issued by Real Estate Investment Trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Portfolio. To the extent that the Portfolio has the ability to invest in REITs, it could conceivably own real estate directly as a result of a default on the securities it owns. The Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

The Portfolio may hold up to 20% of its assets in foreign securities. Such investments may include American Depository Receipts (ADRs), European Depository Receipts (EDRs) and other securities representing underlying securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

The Portfolio has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Portfolio may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency.

For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets.

The Portfolio may invest in reverse repurchase agreements with banks. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

The Portfolio may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC.

The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures, and may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. The Portfolio may invest in the securities of other investment companies to the extent otherwise permissible under the Investment Company Act of 1940, and the rules, regulations and orders promulgated thereunder. The Portfolio also may invest in preferred stock, convertible debt, convertible preferred stock, forward foreign currency exchange contracts, restricted securities, repurchase agreements, reverse repurchase agreements and dollar rolls, warrants, when-issued and delayed delivery securities, options on stock and debt securities, options on stock indexes, options on foreign currencies, and may loan portfolio securities. The Portfolio may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depository Receipts, World Equity Benchmark Series, NASDAQ 100 tracking shares, Dow Jones Industrial Average Instruments and Optimised Portfolios as Listed Securities. Investments in equity-linked derivatives involve the same risk associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. This Portfolio may invest in U.S. Government securities, and short sales "against-the-box" (no more than 10% of the Portfolio's total assets may be deposited or pledged as collateral for short sales at any one time).

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. The Portfolio may borrow for emergency or temporary purposes. As a result, the Portfolio may not achieve its investment objective.

The Portfolio is managed by AIM Capital Management, Inc.

--------------------------------------------------------------------------------
SP Alliance Large Cap Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is growth of capital by pursuing aggressive investment policies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

------------------------------------------------------- During market declines, while adding to positions in
Large Cap Growth                                        favored stocks, the Portfolio becomes somewhat more
The Portfolio usually invests in about 40-60 companies, aggressive, gradually reducing the number of companies
with the 25 most highly regarded of these companies     represented in its portfolio. Conversely, in rising markets,
generally constituting approximately 70% of the         while reducing or eliminating fully-valued positions, the
Portfolio's net assets. Alliance seeks to gain positive Portfolio becomes somewhat more conservative,
returns in good markets while providing some measure    gradually increasing the number of companies
of protection in poor markets.                          represented in the portfolio. Through this approach,
------------------------------------------------------- Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor
                                                        markets. The Portfolio also may invest up to 20% of its
                                                        net assets in convertible debt and convertible
                                                        preferred stock and up to 15% of its total assets in
                                                        equity securities of non-U.S. companies.

The Portfolio will invest in special situations from time to time. A special situation arises when, in the opinion of Alliance, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among other, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Among the principal risks of investing in the Portfolio is market risk. Because the Portfolio invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

The Portfolio seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Portfolio normally invests at least 85% of its total assets in the equity securities of U.S. companies. The Portfolio is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Portfolio is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Portfolio emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Portfolio, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes.

Alliance expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Portfolio also may:

    .  invest up to 15% of its total assets in foreign securities;

    . purchase and sell exchange-traded index options and stock index futures contracts;

    . write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

    .  make short sales "against-the-box" of up to 15% of its net assets; and

    .  invest up to 10% of its total assets in illiquid securities.

The Portfolio may invest in a wide variety of equity securities including large cap stocks, convertible and preferred securities, warrants and rights. The Portfolio may also invest in foreign securities, including foreign equity securities, and other securities that represent interests in foreign equity securities, such as European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). The Portfolio may invest in American Depository Receipts
(ADRs), which are not subject to the 15% limitation on foreign securities. The Portfolio may also invest in derivatives and in short term investments, including money market securities, short term U.S. government obligations, repurchase agreements, commercial paper, banker's acceptances and certificates of deposit.

In response to adverse market conditions or when restructuring the Portfolio, Alliance may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Alliance Capital Management, L.P.

--------------------------------------------------------------------------------
SP Alliance Technology Portfolio
--------------------------------------------------------------------------------

The Portfolio emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

---------------------------------------------------------- The Portfolio invests primarily in securities of companies
A Technology Focus                                         expected to benefit from technological advances and
This Portfolio normally invests at least 80% of its assets improvements (i.e., companies that use technology
in technology.                                             extensively in the development of new or improved
---------------------------------------------------------- products or processes). The Portfolio will normally have at least 80% of its assets invested in the securities of
                                                           these companies.

The Portfolio normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Portfolio will invest in listed and unlisted securities, in U.S. securities, and up to 25% of its total assets in foreign securities. The Portfolio may seek income by writing listed call options.

The Portfolio's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Portfolio also may:

    . write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

    .  invest up to 10% of its total assets in warrants;

    .  invest up to 15% of its net assets in illiquid securities; and

    .  make loans of portfolio securities of up to 30% of its total assets.

Because the Portfolio invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Portfolio's net asset value. In addition, the Portfolio's investments in technology stocks, especially those of small, less-seasoned companies, tend to be more volatile than the overall market. The Portfolio's investments in debt and foreign securities have credit risk and foreign risk.

In response to adverse market conditions or when restructuring the Portfolio, Alliance may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Alliance Capital Management, L.P.

--------------------------------------------------------------------------------
SP Asset Allocation Portfolios
--------------------------------------------------------------------------------

There are four Asset Allocation Portfolios, entitled SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. The investment objective of each of the Portfolios is to obtain the highest potential total return consistent with the specified level of risk tolerance. The definition of risk tolerance level is not a fundamental policy and, therefore, can be changed by the Board at any time. While each Portfolio will try to achieve its objective, we can't guarantee success and it is possible that you could lose money. The Asset Allocation Portfolios are designed for:

    . the investor who wants to maximize total return potential, but lacks the time, or expertise to do so effectively;

    . the investor who does not want to watch the financial markets in order to make periodic exchanges among portfolios; and

    . the investor who wants to take advantage of the risk management features of an asset allocation program.

The investor chooses an Asset Allocation Portfolio by determining which risk tolerance level most closely corresponds to the investor's individual planning needs, objectives and comfort.

Each Asset Allocation Portfolio invests its assets in shares of other Portfolios according to the target percentages indicated in the Portfolio descriptions below. Periodically, we will rebalance each Asset Allocation Portfolio to bring the Portfolio's holdings in line with those target percentages. The manager expects that the rebalancing will occur on a monthly basis, although the rebalancing may occur less frequently. In addition, the manager will review the target percentages annually. Based on its evaluation the target percentages may be adjusted. Such adjustments will be reflected in the annual update to this prospectus. With respect to each of the four Asset Allocation Portfolios, Prudential Investments Fund Management LLC reserves the right to alter the percentage allocations indicated below and/or the other Fund Portfolios in which the Asset Allocation Portfolio invests if market conditions warrant. Although we will make every effort to meet each Asset Allocation Portfolio's investment objective, we can't guarantee success.

Each Asset Allocation Portfolio is managed by Prudential Investments Fund Management LLC.

--------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------- The SP Aggressive Growth Asset Allocation Portfolio is
An Asset Allocation Portfolio Investing Fully in          composed of shares of the following Fund Portfolios:
Equity Portfolios
This Portfolio aggressively seeks capital appreciation by     .a large capitalization equity component
investing in large cap equity Portfolios, international        (approximately 40% of the Portfolio, invested in
Portfolios, and small/mid-cap equity Portfolios.               shares of the SP Davis Value Portfolio (20% of
---------------------------------------------------------      Portfolio), the SP Alliance Large Cap Growth
                                                               Portfolio (10% of Portfolio), and the Prudential
                                                               Jennison Portfolio (10% of Portfolio)); and

                                                              .an international component (approximately 35%
                                                               of the Portfolio, invested in shares of the SP
                                                               Jennison International Growth Portfolio (17.5%
                                                               of Portfolio) and the SP Deutsche International
                                                               Equity Portfolio (17.5% of Portfolio)); and

                                                              .a small/mid capitalization equity component
                                                               (approximately 25% of the Portfolio, invested in
                                                               shares of the SP Small/Mid-Cap Value Portfolio
                                                               (12.5% of Portfolio) and the SP Prudential U.S.
                                                               Emerging Growth Portfolio (12.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 36), SP Alliance Large Cap Growth Portfolio (p. 30), Prudential Jennison Portfolio (p. 25), SP Jennison International Growth Portfolio (p. 41), SP Deutsche International Equity Portfolio (p. 38), SP Small/Mid-Cap Value Portfolio (p. 50), SP Prudential U.S. Emerging Growth Portfolio (p. 48).

--------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
--------------------------------------------------------------------------------

---------------------------------------------------------- The SP Balanced Asset Allocation Portfolio is composed
A Balance Between Current Income And Capital               of shares of the following Portfolios:
Appreciation
This Portfolio seeks to balance current income and             .a fixed income component (approximately 40%
growth of capital by investing in fixed income Portfolios,      of the Portfolio, invested in shares of the
large cap equity Portfolios, small/mid-cap equity               SP PIMCO Total Return Portfolio (25% of
Portfolios, and international equity Portfolios.                Portfolio) and the SP PIMCO High Yield
----------------------------------------------------------      Portfolio (15% of Portfolio)); and

                                                               .a large capitalization equity component
                                                                (approximately 35% of the Portfolio, invested in
                                                                shares of the SP Davis Value Portfolio (17.5%
                                                                of Portfolio), the SP Alliance Large Cap Growth
                                                                Portfolio (8.75% of Portfolio, and the Prudential
                                                                Jennison Portfolio (8.75% of Portfolio)); and

                                                               .a small/mid capitalization equity component
                                                                (approximately 15% of the Portfolio, invested in
                                                                shares of the SP Small/Mid-Cap Value Portfolio
                                                                (7.5% of Portfolio) and the SP Prudential U.S.
                                                                Emerging Growth Portfolio (7.5% of Portfolio));
                                                                and

                                                               .an international component (approximately 10%
                                                                of the Portfolio, invested in shares of the
                                                                SP Jennison International Growth Portfolio (5%
                                                                of Portfolio) and the SP Deutsche International
                                                                Equity Portfolio (5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP PIMCO Total Return Portfolio (p. 46), SP PIMCO High Yield Portfolio (p. 45), SP Davis Value Portfolio (p. 36), SP Alliance Large Cap Growth Portfolio (p.
30), Prudential Jennison Portfolio (p. 25), SP Small/Mid-Cap Value Portfolio (p. 50), SP Prudential U.S. Emerging Growth Portfolio (p. 48), SP Jennison International Growth Portfolio (p. 41), SP Deutsche International Equity Portfolio (p. 38).

--------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
--------------------------------------------------------------------------------

----------------------------------------------------- The SP Conservative Asset Allocation Portfolio is
An Asset Allocation Portfolio Investing Primarily In  composed of shares of the following Portfolios:
Fixed Income Funds
This Portfolio is invested in fixed income, large cap     .a fixed income component (approximately 60%
equity, and small/mid-cap equity Portfolios.               of the Portfolio, invested in shares of the
-----------------------------------------------------      SP PIMCO Total Return Portfolio (40% of
                                                           Portfolio) and the SP PIMCO High Yield
                                                           Portfolio (20% of Portfolio)); and

                                                          .a large capitalization equity component
                                                           (approximately 30% of the Portfolio, invested in
                                                           shares of the SP Davis Value Portfolio (15% of
                                                           Portfolio), the SP Alliance Large Cap Growth
                                                           Portfolio (7.5% of Portfolio), and the Prudential
                                                           Jennison Portfolio (7.5% of Portfolio)); and

                                                          .a small/mid capitalization equity component
                                                           (approximately 10% of the Portfolio, invested in
                                                           shares of the SP Small/Mid-Cap Value Portfolio
                                                           (5% of Portfolio) and the SP Prudential U.S.
                                                           Emerging Growth Portfolio (5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP PIMCO Total Return Portfolio (p. 46), SP PIMCO High Yield Portfolio (p. 45), SP Davis Value Portfolio (p. 36), SP Alliance Large Cap Growth Portfolio (p.
30), Prudential Jennison Portfolio (p. 25), SP Small/Mid-Cap Value Portfolio (p. 50), SP Prudential U.S. Emerging Growth Portfolio (p. 48).

--------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
--------------------------------------------------------------------------------

-------------------------------------------------------- The Growth Asset Allocation Portfolio is composed of
An Asset Allocation Portfolio Investing                  shares of the following Portfolios:
Primarily In Equity Portfolios
This Portfolio seeks to provide long-term growth of          .a large capitalization equity component
capital with consideration also given to current income.      (approximately 45% of the Portfolio, invested in
--------------------------------------------------------      shares of the SP Davis Value Portfolio (22.5%
                                                              of Portfolio), the SP Alliance Large Cap Growth
                                                              Portfolio (11.25% of Portfolio), and the
                                                              Prudential Jennison Portfolio (11.25% of
                                                              Portfolio)); and

                                                             .a fixed income component (approximately 20%
                                                              of the Portfolio, invested in shares of the SP
                                                              PIMCO High Yield Portfolio (10% of Portfolio)
                                                              and the SP PIMCO Total Return Portfolio (10%
                                                              of Portfolio)); and

                                                             .an international component (approximately 20%
                                                              of the Portfolio, invested in shares of the SP
                                                              Jennison International Growth Portfolio (10% of
                                                              Portfolio) and the SP Deutsche International
                                                              Equity Portfolio (10% of Portfolio)); and

                                                             .a small/mid-capitalization equity component
                                                              (approximately 15% of the Portfolio, invested in
                                                              shares of the SP Small/Mid-Cap Value Portfolio
                                                              (7.5% of Portfolio) and the SP Prudential U.S.
                                                              Emerging Growth Portfolio (7.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 36), SP Alliance Large Cap Growth Portfolio (p. 30), Prudential Jennison Portfolio (p. 25), SP PIMCO High Yield Portfolio (p. 45), SP PIMCO Total Return Portfolio (p. 46), SP Jennison International Growth Portfolio (p. 41), SP Deutsche International Equity Portfolio (p. 38), SP Small/Mid-Cap Value Portfolio (p. 50), SP Prudential U.S. Emerging Growth Portfolio (p. 48).

--------------------------------------------------------------------------------
SP Davis Value Portfolio
--------------------------------------------------------------------------------

SP Davis Value Portfolio's investment objective is growth of capital. In keeping with the Davis investment philosophy, the portfolio managers select common stocks that offer the potential for capital growth over the long-term. While we will try to achieve our objective, we can't guarantee success and it is possible that you could lose money.

-------------------------------------------------------- The Portfolio invests primarily in common stocks of U.S.
The Davis Back-to-Basics Approach                        companies with market capitalizations of at least $5
Under the Davis philosophy, Davis seeks to identify      billion, but it may also invest in foreign companies and
companies possessing ten basic characteristics, which    U.S. companies with smaller capitalizations.
Davis believes will foster sustainable long-term growth.
--------------------------------------------------------

COMMON STOCKS

What They Are. Common stock represents ownership of a company.

How They Pick Them. The Davis investment philosophy stresses a back-to-basics approach: they use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis

Selected Advisers has developed a list of ten characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, Davis searches for those possessing several of the characteristics that are listed below.

Why They Buy Them. SP Davis Value Portfolio buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Portfolio may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Portfolio the potential for economic diversification.

WHAT DAVIS LOOKS FOR IN A COMPANY

 1.First-Class Management. The Davis investment philosophy believes that great companies are created by great managers. In visiting companies, they look for managers with a record of doing what they say they are going to do.

 2.Management Ownership. Just as they invest heavily in their own portfolios, they look for companies where individual managers own a significant stake.

 3.Strong Returns on Capital. They want companies that invest their capital wisely and reap superior returns on those investments.

 4.Lean Expense Structure. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.

 5.Dominant or Growing Market Share in a Growing Market. A company that is increasing its share of a growing market has the best of both worlds.

 6.Proven Record as an Acquirer. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

 7.Strong Balance Sheet. Strong finances give a company staying power to weather difficult economic cycles.

 8.Competitive Products or Services. Davis invests in companies with products that are not vulnerable to obsolescence.

 9.Successful International Operations. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

10.Innovation. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

Other Securities and Investment Strategies

The Portfolio invests primarily in the common stock of large capitalization domestic companies. There are other securities in which the Portfolio may invest, and investment strategies which the Portfolio may employ, but they are not principal investment strategies.

The Portfolio uses short-term investments to maintain flexibility while evaluating long-term opportunities. The Portfolio also may use short-term investments for temporary defensive purposes; in the event the portfolio managers anticipate a decline in the market values of common stock of large capitalization domestic companies, they may reduce the risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Portfolio's investment objective.

The Portfolio is managed by Davis Selected Advisers, L.P.

--------------------------------------------------------------------------------
SP Deutsche International Equity Portfolio
--------------------------------------------------------------------------------

The Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 65% of its total assets in the stocks and other securities with equity characteristics of companies in developed countries outside the United States. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

---------------------------------------------------------- The Portfolio invests for capital appreciation, not income;
International Equities From Developed Countries            any dividend or interest income is incidental to the
The Portfolio invests primarily in the stocks of companies pursuit of that goal.
located in developed foreign countries that make up the
MSCI EAFE Index, plus Canada. The Portfolio also may
invest in emerging markets securities.
----------------------------------------------------------

The Portfolio invests for the long term. The Portfolio employs a strategy of growth at a reasonable price. The Portfolio seeks to identify companies outside the United States that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their global peers. In evaluating stocks, the Portfolio considers factors such as sales, earnings, cash flow and enterprise value. Enterprise value is a company's market capitalization plus the value of its net debt. The Portfolio further considers the relationship between these and other quantitative factors. Together, these indicators of growth and value may identify companies with improving prospects before the market in general has taken notice.

Principal Investments

Almost all the companies in which the Portfolio invests are based in the developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio may also invest a portion of its assets in companies based in the emerging markets of Latin America, the Middle East, Europe, Asia and Africa if it believes that its return potential more than compensates for the extra risks associated with these markets. Under normal market conditions investment in emerging markets is not considered to be a central element of the Portfolio's strategy. Typically, the Portfolio will not hold more than 15% of its net assets in emerging markets. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including convertible securities, warrants, foreign securities, options (on stock, debt, stock indices, foreign currencies, and futures), futures contracts, forward foreign currency exchange contracts, interest rate swaps, loan participations, reverse repurchase agreements, dollar rolls, when-issued and delayed delivery securities, short sales, and illiquid securities. We explain each of these instruments in detail in the Statement of Additional Information.

Investment Process

Company research lies at the heart of Deutsche's investment process, as it does with many stock mutual fund portfolios. Several thousand companies are tracked to arrive at the approximately 100 stocks the Portfolio normally holds. But the process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the investment process.

Temporary Defensive Position. The Portfolio may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Portfolio may invest up to 100% of its assets in U.S. or foreign government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent the Portfolio might adopt such a position over the course of its duration, the Portfolio may not meet its goal of long-term capital appreciation.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, Deutsche monitors each of the stocks in the Portfolio according to three basic quantitative criteria. They subject a stock to intensive review if:

    . its rate of price appreciation begins to trail that of its national stock index;

    . the financial analysts who follow the stock, both within Deutsche and outside, cut their estimates of the stock's future earnings; or

    . the stock's price approaches the downside target set when they first bought the stock (and may since have modified to reflect changes in market and economic conditions).

In this review, Deutsche seeks to learn if the deteriorating performance accurately reflects deteriorating prospects or if it merely reflects investor overreaction to temporary circumstances.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

    . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Portfolio invests, Deutsche analyzes countries and regions to try to anticipate these risks.

    . Information Risk Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the "numbers" themselves sometimes mean different things, Deutsche devotes much of its research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    . Liquidity Risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    . Regulatory Risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

In an effort to reduce these foreign stock market risks, the Portfolio diversifies its investments, just as you may spread your investments among a range of securities so that a setback in one does not overwhelm your entire strategy. In this way, a reversal in one market or stock need not undermine the pursuit of long-term capital appreciation.

Currency Risk. The Portfolio invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities. Deutsche seeks to minimize this risk by actively managing the currency exposure of the Portfolio.

Emerging Market Risk. To the extent that the Portfolio does invest in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. For all these reasons, the Portfolio carefully limits and balances its commitment to these markets.

Secondary Risks

Small Company Risk. Although the Portfolio generally invests in the shares of large, well-established companies, it may occasionally take advantage of exceptional opportunities presented by small companies. Such opportunities pose unique risks. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in small company investing -- can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Finally, small company stocks are typically less liquid than large company stocks; when things are going poorly, it is harder to find a buyer for a small company's shares.

Pricing Risk. When price quotations for securities are not readily available, they are valued by the method that most accurately reflects their current worth in the judgment of the Board. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them.

The Portfolio is managed by Deutsche Asset Management, Inc.

--------------------------------------------------------------------------------
SP INVESCO Small Company Growth Portfolio

--------------------------------------------------------------------------------

The Portfolio seeks long-term capital growth. Most holdings are in small-capitalization companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

---------------------------------------------------------- INVESCO is primarily looking for companies in the
A Small Cap Stock Portfolio                                accelerated developing stages of their life cycles, which
The Portfolio generally invests primarily in the stocks of are currently priced below INVESCO's estimation of their
small companies with market capitalizations under $2       potential, have earnings which may be expected to grow
billion at the time of purchase. The Portfolio may also    faster than the U.S. economy in general, and/or offer
invest in the stocks of companies with market              earnings growth of sales, new products, management
capitalizations in excess of $2 billion.                   changes, or structural changes in the economy. The
---------------------------------------------------------- Portfolio may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and
                                                           ADRs are not subject to this 25% limitation.

Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase. Although not a principal investment, the Portfolio may use derivatives. A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments.

Although not a principal investment, the Portfolio may invest in options and futures contracts. Options and futures contracts are common types of derivatives that the Portfolio may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

Although not a principal investment, the Portfolio may invest in repurchase agreements. In addition, the Portfolio may invest in debt securities, ADRs, convertible securities, junk bonds, warrants, options (on stock, debt, stock indices, currencies, and futures), forward foreign currency exchange contracts, interest rate swaps, when-issued and delayed delivery securities, short sales against-the-box, U.S. government securities, Brady Bonds, and illiquid securities. The Portfolio may lend its portfolio securities. In response to adverse market conditions or when restructuring the Portfolio, INVESCO may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio

--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

-------------------------------------------------------- This means the Portfolio seeks investments -- primarily
A Foreign Stock Growth Portfolio                         the common stock of foreign companies -- that will
The Portfolio seeks long-term growth by investing in the increase in value over a period of years. A company is
common stock of foreign companies. The Portfolio         considered to be a foreign company if it satisfies at least
generally invests in about 60 securities of issuers      one of the following criteria: its securities are traded
located in at least five different foreign countries.    principally on stock exchanges in one or more foreign
-------------------------------------------------------- countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed
                                                         in one or more foreign countries; it maintains 50% or
                                                         more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its
                                                         principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives -- to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Large Cap Value Portfolio

--------------------------------------------------------------------------------

The investment objective of the SP Large Cap Value Portfolio is long term growth of capital. The Portfolio is managed by Fidelity Management & Research Company (FMR). FMR normally invests at least 65% of the Portfolio's total assets in common stocks of companies with large market capitalizations. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------- FMR defines large market capitalization companies as
A Large-Cap Value Portfolio                               companies with market capitalizations equaling or
The Portfolio normally invests at least 65% of its assets exceeding $1 billion at the time of the Portfolio's in stocks of companies with large market capitalizations. investment. Companies whose capitalizations no longer
The Portfolio primarily invests in "value" stocks.        meet this definition after purchase continue to be
--------------------------------------------------------- considered to have large market capitalizations for purposes of the 65% policy.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

The Portfolio primarily invests in equity securities which represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

Many factors affect the Portfolio's performance. The Portfolio's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The Portfolio's reaction to these developments will be affected by the types of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell units corresponding to shares of the Portfolio, they could be worth more or less than what you paid for them.

In addition to company risk, derivatives risk, foreign investment risk, leveraging risk, liquidity risk, management risk, and market risk, the following factor can significantly affect the Portfolio's performance:

"Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
--------------------------------------------------------------------------------

The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

-------------------------------------------------------- The portfolio focuses on companies which
Capital Opportunities In Both U.S. and Foreign           Massachusetts Financial Services Company (MFS)
Stocks                                                   believes have favorable growth prospects and attractive
The Portfolio invests primarily in stocks, convertible   valuations based on current and expected earnings or
securities, and depositary receipts of companies in both cash flow. The Portfolio's investments may include
the United States and in foreign countries.              securities listed on a securities exchange or traded in the
-------------------------------------------------------- over-the-counter markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS' large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Generally, the Portfolio will invest no more than (i) 35% of its net assets in foreign securities and (ii) 15% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities.

The Portfolio can invest in a wide variety of debt and equity securities, including corporate debt, lower-rated bonds, U.S. Government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, Brady Bonds, depositary receipts, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities and stock indices), repurchase agreements, mortgage dollar rolls, restricted securities, short sales against-the-box, warrants, and when-issued and delayed delivery securities. The Portfolio may lend its securities.

The Portfolio also may assume a temporary defensive position. In response to adverse market conditions or when restructuring the Portfolio, MFS may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Massachusetts Financial Services Company (MFS).

--------------------------------------------------------------------------------
SP MFS Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

The Portfolio's investment objective is long-term growth of capital. While we make every effort to achieve our objective, we can't guarantee success and it is possible you could lose money.

-------------------------------------------------------- The Portfolio invests, under normal market conditions, at
A Mid-Cap Growth Stock Portfolio                         least 65% of its total assets in common stocks and
The Portfolio invests primarily in companies with market related securities, such as preferred stocks, convertible
capitalizations equaling or exceeding $250 million but   securities and depository receipts for those securities, of
not exceeding the top of the Russell Midcap(TM) Growth   companies with medium market capitalization which
Index range at the time of purchase.                     Massachusetts Financial Services Company (MFS)
-------------------------------------------------------- believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the fund's 65% investment policy. As of December 29, 2000, the top of the Russell Midcap(TM) Growth Index range was approximately $22 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS's large group of equity research analysts.

The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. As a result, the Portfolio's performance may be tied more closely to the success or failure of a smaller group of Portfolio holdings. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. Generally, the Portfolio will invest no more than (i) 20% of its net assets in foreign securities and (ii) 10% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including corporate debt, lower-rated bonds, U.S. government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, depository receipts, emerging markets equity securities, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities, and stock indices), repurchase agreements, restricted securities, short sales, short sales against-the-box, short-term debt, warrants, and when-issued and delayed delivery securities. The Portfolio may borrow for temporary purposes, and lend its portfolio securities.

In response to adverse market conditions or when restructuring the Portfolio, MFS may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in the securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when markets are unstable.

The Portfolio is managed by Massachusetts Financial Services Company (MFS).

--------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
--------------------------------------------------------------------------------

Under normal circumstances, the Portfolio invests at least 65% of its assets in junk bonds.

-------------------------------------------------------- The Portfolio may invest up to 15% of its assets in
A High-Yield, High-Risk Bond Portfolio                   derivative instruments, such as options, futures
The Portfolio invests primarily in high-yield, high-risk contracts or swap agreements. The Portfolio may also
bonds, also known as "junk bonds."                       invest in mortgage-related securities or asset-backed
-------------------------------------------------------- securities.

The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

In selecting securities for the Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The Portfolio may invest in Brady Bonds, which are described below in the section on the SP PIMCO Total Return Portfolio.

Securities rated lower than Baa by Moody's Investors Service, Inc. (Moody's) or lower than BBB by Standard & Poor's Ratings Services ("S&P") are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

The Portfolio may invest in inflation-indexed bonds, which are described below in the section on the SP PIMCO Total Return Portfolio.

The Portfolio may invest in convertible debt and convertible preferred stock securities.

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, which are described in the section on SP PIMCO Total Return Portfolio.

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.

The Portfolio may purchase securities which it is eligible to purchase on a when-issued or delayed delivery basis, and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

The Portfolio may enter into repurchase agreements.

The Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to a Portfolio's limitations on borrowings.

The Portfolio may invest in "event-linked bonds," which are described in the section below on the SP PIMCO Total Return Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Portfolio engages in such strategies, it may not achieve its investment objective.

The Portfolio is managed by Pacific Investment Management Company (PIMCO).

--------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
--------------------------------------------------------------------------------

The Portfolio invests primarily in investment grade debt securities. It may also invest up to 10% of its assets in high yield securities (also known as "junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality.

-------------------------------------------------------- The Portfolio may invest up to 20% of its assets in
An Investment Grade Bond Portfolio                       securities denominated in foreign currencies, and may
                                                         invest beyond this limit in U.S. dollar-denominated
The Portfolio invests primarily in investment grade debt securities of foreign issuers. The Portfolio will normally
securities, including foreign debt securities, but may   hedge at least 75% of its exposure to foreign currency to
invest some of its assets in high yield bonds.           reduce the risk of loss due to fluctuations in currency
-------------------------------------------------------- exchange rates.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The Portfolio may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

The Portfolio may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Portfolio may invest in convertible debt and convertible preferred stock.

The Portfolio may invest in mortgage-related securities or other asset-backed securities.

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional Portfolios, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Directors in an amount sufficient to meet such commitments. Delayed loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.

The Portfolio may purchase securities which it is eligible to purchase on a when-issued or delayed delivery basis, and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

The Portfolio may enter into repurchase agreements.

The Portfolio may enter into reverse repurchase agreements and dollar rolls.

The Portfolio may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

The Portfolio may invest up to 15% of its net assets in illiquid securities.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Portfolio engages in such strategies, it may not achieve its investment objective.

The Portfolio is managed by Pacific Investment Management Company (PIMCO).

--------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
--------------------------------------------------------------------------------

The Portfolio's investment objective is long-term capital appreciation. This means the Portfolio seeks investments whose price will increase over several years. While we make every effort to achieve its objective, we can't guarantee success and it is possible that you could lose money.

---------------------------------------------------------- In deciding which equities to buy, the Portfolio uses what
A Small/Medium-Sized Stock Portfolio                       is known as a growth investment style. This means the
The Portfolio invests primarily in the stocks of small and Portfolio invests in companies that it believes could
medium-sized companies with the potential for above-       experience superior sales or earnings growth. In
average growth.                                            pursuing this objective, the Portfolio normally invests at
---------------------------------------------------------- least 65% of the Portfolio's total assets in equity securities of small and medium-sized U.S. companies
                                                           with the potential for above-average growth.

The Portfolio considers small and medium-sized companies to be those with market capitalizations that are less than the largest capitalization of the Standard and Poor's Mid-Cap 400 Stock Index as of the end of a calendar quarter. As of December 29, 2000, this number was $13 billion. We use the market capitalization measurements used by S&P at time of purchase.

In addition to buying equities, the Portfolio may invest in other equity-related securities. Equity-related securities include American Depository Receipts (ADRs); common stocks; nonconvertible preferred stocks; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio also may buy convertible debt securities and convertible preferred stock. These are securities that the Portfolio can convert into the company's common stock or some other equity security. The Portfolio will only invest in investment-grade convertible securities. Generally, the Portfolio considers selling a security when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

The Portfolio can invest up to 35% of total assets in equity securities of companies with larger or smaller market capitalizations than previously noted. The Portfolio may participate in the initial public offering (IPO) market. IPO investments may increase the Portfolio's total returns. As the Portfolio's assets grow, the impact of IPO investments will decline, which may reduce the Portfolio's total returns.

The Portfolio can invest up to 35% of total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. For purposes of the 35% limit, the Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

Fixed-income obligations include bonds and notes. The Portfolio can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Portfolio also may invest in obligations that are not rated, but which it believes to be of comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks. The Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in cash or money market instruments. Investing heavily in these securities limits the Portfolio's ability to achieve capital appreciation, but can help to preserve its assets when the equity markets are unstable.

The Portfolio may also use repurchase agreements.

The Portfolio may enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Portfolio may enter into such contracts on a spot, that is, cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency.

The Portfolio may use various derivative strategies to try to improve its returns or protect its assets. The Portfolio cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

The Portfolio may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

The Portfolio may purchase and write (that is, sell) put and call options on securities, stock indexes and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to seek to enhance return or to protect against adverse price fluctuations in securities in the Portfolio's portfolio. These options will be on equity securities, financial indexes (for example, S&P 500 Composite Stock Price Index) and foreign currencies. The Portfolio may write put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase.

The Portfolio may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance return in accordance with regulations of the Commodity Futures Trading Commission (CFTC).

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 20% of the value of its total assets); lends its securities to others (the Portfolio can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days).

Portfolio Turnover

As a result of the strategies described above, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Small/Mid-Cap Value Portfolio
--------------------------------------------------------------------------------

The investment objective of the SP Small/Mid-Cap Value Portfolio is long term growth of capital. The Portfolio is managed by Fidelity Management & Research Company (FMR). FMR normally invests at least 65% of the Portfolio's total assets in common stocks of companies with small to medium market capitalizations.

----------------------------------------------------------- Small to medium market capitalization companies are
A Small/Mid-Cap Value Portfolio                             those companies with market capitalizations similar to
The Portfolio normally invests at least 65% of its total    the market capitalization of companies in the Russell
assets in companies with small to medium market             2000 or the Russell MidCap at the time of the Portfolio's
capitalizations. The Portfolio primarily invests in "value" investment. Companies whose capitalization no longer
stocks.                                                     meets this definition after purchase continue to be
----------------------------------------------------------- considered to have a small to medium market capitalization for purposes of the 65% policy. The size of companies in the Russell 2000 and Russell MidCap
                                                            changes with market conditions and the composition of
                                                            the index.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

The Portfolio invests primarily in equity securities, which represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

Many factors affect the Portfolio's performance. The Portfolio's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The Portfolio's reaction to these developments will be affected by the types of securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell units corresponding to shares of the Portfolio, they could be worth more or less than what you paid for them.

In addition to company risk, derivatives risk, foreign investment risk, leveraging risk, liquidity risk, management risk, and market risk, the following factors can significantly affect the Portfolio's performance:

The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

"Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
--------------------------------------------------------------------------------

In pursuing its objective of long-term growth of capital, the Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that are believed to have strong capital appreciation potential. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------- The Portfolio's strategy is to combine the efforts of two
A Growth Stock Portfolio                                  investment advisers and to invest in the favorite stock
The Portfolio normally invests at least 65% of its total  selection ideas of three portfolio managers (two of whom assets in the equity-related securities of U.S. companies invest as a team). Each investment adviser to the
that are believed to have strong capital appreciation     Portfolio utilizes a growth style to select approximately
potential. The Portfolio is managed according to a        20 securities. The portfolio managers build a portfolio
growth investment style.                                  with stocks in which they have the highest confidence
--------------------------------------------------------- and may invest more than 5% of the Portfolio's assets in any one issuer.

The Portfolio may actively and frequently trade its portfolio securities. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest in a relatively high percentage of net assets in a small number of issuers. Investing in a nondiversified mutual fund, particularly a fund investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.

The primary equity-related securities in which the Portfolio invests are common stocks. Generally, each investment adviser will consider selling or reducing a stock position when, in their opinion, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A price decline of a stock does not necessarily mean that an investment adviser will sell the stock at that time. During market declines, either investment adviser may add to positions in favored stocks, which can result in a somewhat more aggressive strategy, with a gradual reduction of the number of companies in which the adviser invests. Conversely, in rising markets, either investment adviser may reduce or eliminate fully valued positions, which can result in a more conservative investment strategy, with a gradual increase in the number of companies represented in the adviser's portfolio segment.

In deciding which stocks to buy, each investment adviser uses what is known as a growth investment style. This means that each adviser will invest in stocks they believe could experience superior sales or earnings growth.

In addition to common stocks in which the Portfolio primarily invests, equity-related securities include nonconvertible preferred stocks; convertible debt and convertible perferred stock; American Depository Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio may buy common stocks of companies of every size -- small-, medium- and large-capitalization --although its investments are mostly in medium- and large-capitalization stocks. The Portfolio intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.

Under normal conditions, there will be an approximately equal division of the Portfolio's assets between the two investment advisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will usually be divided between the two investment advisers as the portfolio manager deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, the manager may allocate assets from the portfolio segment that has appreciated more to the other.

Alliance Capital Management's portfolio manager, Alfred Harrison, utilizes the fundamental analysis and research of Alliance's large internal research staff. In selecting stocks for the Portfolio, he emphasizes stock selection and investment in a limited number of companies that have strong management, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth.

Jennison Associates' portfolio managers, Spiros Segalas and Kathleen McCarragher, invest in mid-size and large companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings.

Reallocations may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because each investment adviser selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Portfolio or that the two advisers may simultaneously favor the same industry. Prudential Investments Fund Management LLC will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one investment adviser buys a security as the other adviser sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The portfolio manager will consider these costs in determining the allocation of assets. The portfolio manager will consider the timing of reallocation based upon the best interests of the Portfolio and its shareholders. To maintain the Portfolio's federal income tax status as a regulated investment company, Jennison Associates also may have to sell securities on a periodic basis.

The Portfolio may invest up to 20% of its total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. The Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

The Portfolio may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Portfolio shares or to meet ordinary daily cash needs subject to the policy of normally investing at least 65% of the Portfolio's assets in equity-related securities. In response to adverse market, economic, political or other conditions, the Portfolio may temporarily invest up to 100% of its assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the equity markets are unstable.

The Portfolio may use repurchase agreements.

The Portfolio may purchase and write (that is, sell) put and call options on securities indexes that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to try to enhance return or to hedge the Portfolio's portfolio. The Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The Portfolio also may purchase put and call options to offset previously written put and call options of the same series. The Portfolio will write only "covered" options. The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures. The Portfolio may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts.

The Portfolio may invest in securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

The Portfolio will also use futures contracts and options on futures contracts for certain bona fide hedging, return enhancement and risk management purposes. The Portfolio may purchase put and call options and write (that is, sell) "covered" put and call options on futures contracts that are traded on U.S. and foreign exchanges.

The Portfolio may use short sales.

The Portfolio may use various derivatives to try to improve the Portfolio's returns. The Portfolio may use hedging techniques to try to protect the Portfolio's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Portfolio will not lose money.

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 33 1/3% of the value of its total assets); lends its securities to others for cash management purposes (the Portfolio can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

It is not a principal strategy of the Portfolio to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC and Alliance Capital Management, L.P.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI -- contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Except for the Money Market Portfolio, each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

The Money Market Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors
--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                      Total advisory fees as %
Portfolio                              of average net assets
---------                             ------------------------
Equity                                          0.45
Global                                          0.75
Money Market                                    0.40
Prudential Jennison                             0.60
Stock Index                                     0.35
Value                                           0.40
SP Aggressive Growth Asset Allocation           0.84*
SP AIM Aggressive Growth                        0.95
SP AIM Growth and Income                        0.85
SP Alliance Large Cap Growth                    0.90
SP Alliance Technology                          1.15
SP Balanced Asset Allocation                    0.75*
SP Conservative Asset Allocation                0.71*
SP Davis Value                                  0.75
SP Deutsche International Equity                0.90
SP Growth Asset Allocation                      0.80*
SP INVESCO Small Company Growth                 0.95
SP Jennison International Growth                0.85
SP Large Cap Value                              0.80
SP MFS Capital Opportunities                    0.75
SP MFS Mid-Cap Growth                           0.80
SP PIMCO High Yield                             0.60
SP PIMCO Total Return                           0.60
SP Prudential U.S. Emerging Growth              0.60
SP Small/Mid-Cap Value                          0.90
SP Strategic Partners Focused Growth            0.90

* Each Asset Allocation Portfolio invests in shares of other Fund Portfolios. The advisory fees for the Asset Allocation Portfolios depicted above are the product of a blend of the advisory fees of those other Fund Portfolios, plus a 0.05% annual advisory fee payable to PIFM.

--------------------------------------------------------------------------------
Investment Sub-Advisers

--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Global Portfolio, the Prudential Jennison Portfolio, the SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Equity Portfolio, the Value Portfolio and the SP Strategic Partners Focused Growth Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

Prudential Investment Management, Inc. (Prudential Investments) serves as the sole sub-adviser for the Money Market Portfolio and the Stock Index Portfolio. Prudential Investments' address is 751 Broad Street, Newark, NJ 07102.

AIM Capital Management, Inc. (AIM Capital) serves as sub-adviser to the SP AIM Aggressive Growth Portfolio and the SP AIM Growth and Income Portfolio. The firm is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The sub-adviser provides investment advisory services to each Portfolio by obtaining and evaluating economic, statistical and financial information and formulating and implementing investment programs. Today, AIM Capital, together with its affiliates, advises or manages over 130 investment portfolios, as of December 31, 2000, encompassing a broad range of investment objectives. AIM Capital uses a team approach to investment management. As of December 31, 2000, AIM and its affiliates managed over $170 billion in assets.

Alliance Capital Management, L.P. (Alliance) serves as the sub-adviser to the SP Alliance Technology Portfolio, SP Alliance Large Cap Growth Portfolio and the as sub-adviser for a portion of the assets of the SP Strategic Partners Focused Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment manager. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of December 31, 2000, Alliance managed $454 billion in assets.

Davis Selected Advisers, L.P. (Davis) serves as the sub-adviser to the SP Davis Value Portfolio. The sub-adviser is located at 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706. As of December 31, 2000, Davis managed approximately $38 billion in assets.

Deutsche Asset Management Inc. (Deutsche), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser to the SP Deutsche International Equity Portfolio and as subadviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Deutsche will manage approximately 25% of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. As of September 30, 2000 Deutsche's total assets under management exceeded $17 billion. Deutsche's address is 280 Park Avenue, New York, New York 10017.

Fidelity Management & Research Company (FMR) is the sub-adviser to the SP Large Cap Value Portfolio and the SP Small/Mid-Cap Value Portfolio. As of December 31, 2000, FMR had approximately $830 billion total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

GE Asset Management, Incorporated (GEAM) has served as an Investment Adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. Its address is 3003 Summer Street, Stamford, Connecticut 06904. As of September 30, 2000, GEAM had in excess of
$95 billion under management.
INVESCO Funds Group, Inc. (INVESCO), located at 7800 East Union Avenue, Denver, Colorado, is the sub-adviser of the SP INVESCO Small Company Growth Portfolio. INVESCO was founded in 1932 and manages over $40.2 billion for more than 2,337,791 shareholders accounts of 45 INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $402.6 billion in assets world-wide. AMVESCAP is based in London, with money managers in Europe, North and South America and the Far East.

Massachusetts Financial Services Company (MFS), located at 500 Boylston Street, Boston, MA, acts as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth Portfolio. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. As of November 30, 2000, MFS managed over $141 billion in assets.

Pacific Investment Management Company LLC (PIMCO) acts as the sub-adviser for the SP PIMCO Total Return Portfolio and the SP PIMCO High Yield Portfolio. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 2000, PIMCO managed over $215 billion in assets.

Salomon Brothers Asset Management Inc. (Salomon) serves as sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is part of the global asset management arm of Citigroup Inc., which was formed in 1998 as a result of the merger of Travelers Group and Citicorp Inc. As of September 30, 2000, Salomon managed more than $30 billion in total assets. Salomon's address is 7 World Trade Center, 37th Floor, New York, New York 10048.

Victory Capital Management Inc. (formerly known as Key Asset Management Inc.
(Key)) (Victory) serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Victory will manage approximately 25% of the Portfolio. Victory is a wholly-owned subsidiary of KeyCorp, Inc. As of September 30, 2000, Victory's total assets under management exceeded $71 billion. Victory's address is 127 Public Square, Cleveland, Ohio 44114.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

An Introductory Note About Prudential Investments' Fixed Income Group

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Money Market Portfolio manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Prior to joining Prudential investments in 1998, Mr. Sullivan was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including the chief investment strategist, the head of risk management and the head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

Money Market Portfolio

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

Money Market Team

   Assets Under Management (as of December 31, 2000): $38.5 billion.

   Team Leader: Joseph Tully. General Investment Experience: 17 years.

   Portfolio Managers: 9. Average General Investment Experience: 11 years, which includes team members with significant mutual fund experience.

   Sector: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

   Investment Strategy: Focus is on safety of principal, liquidity and controlled risk.

Equity Portfolio

Jeffrey Siegel, Bradley Goldberg and David Kiefer are co-managers of the portion of the Portfolio assigned to Jennison. Mr. Siegel has been an Executive Vice President of Jennison since June 1999. Previously he was at TIAA-CREF from 1988-1999, where he held positions as a portfolio manager and analyst. Prior to joining TIAA-CREF, Mr. Siegel was an analyst for Equitable Capital Management and held positions at Chase Manhattan Bank and First Fidelity Bank. Mr. Siegel earned a B.A. from Rutgers University. Mr. Goldberg, an Executive Vice President of Jennison, joined Jennison in 1974 where he also serves as Chairman of the Asset Allocation Committee. Prior to joining Jennison, he served as Vice President and Group Head in the Investment Research Division of Bankers Trust Company. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. Mr. Goldberg holds a Chartered Financial Analyst (C.F.A.) designation. Mr. Kiefer has been a Senior Vice President of Jennison since August 2000. Previously, he was a Managing Director of Prudential Global Asset Management and has been with Prudential since 1986. Mr. Kiefer earned a B.S. from Princeton University and an M.B.A. from Harvard Business School. He holds a Chartered Financial Analyst (C.F.A.) designation.

Richard Sanderson, Senior Vice President and Director of Research for GEAM, will manage the portion of the Equity Portfolio assigned to GEAM. Mr. Sanderson, a Chartered Financial Analyst, has 29 years of asset management experience and has been employed with GEAM for over 5 years, and holds B.A. and M.B.A. degrees from the University of Michigan.

Michael Kagan, a Director of Salomon, will manage the portion of the Equity Portfolio assigned to Salomon. Mr. Kagan has over 15 years of asset management experience, including experience as an analyst covering the consumer products, aerospace, chemicals, and housing industries. Mr. Kagan received his B.A. from Harvard College and attended the MIT Sloan School of Management.

Global Portfolio

Daniel Duane and Michelle Picker manage this Portfolio. Mr. Duane has been an Executive Vice President of Jennison since October 2000 and was previously a Managing Director of Prudential Global Asset Management. He has been managing the Portfolio since 1991. Prior to joining Prudential, he was with First Investors Asset Management where he was in charge of all global equity investments. He earned a B.A. from Boston College, a Ph.D. from Yale University and an M.B.A. from New York University. He holds a Chartered Financial Analyst (C.F.A.) designation. Michelle Picker has been a Vice President of Jennison since October 2000 and was previously a Vice President of PIC. Ms. Picker joined Prudential in 1992 and has co-managed the Portfolio since October 1997. Ms. Picker earned a B.A. from the University of Pennsylvania and an M.B.A. from New York University. She holds a Chartered Financial Analyst (C.F.A.) designation.

Prudential Jennison Portfolio

This Portfolio has been managed since 1999 by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

Stock Index Portfolio

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

Value Portfolio

Thomas Kolefas and Bradley Goldberg are the co-portfolio managers of the portion of the Portfolio assigned to Jennison. Mr. Kolefas has been a Senior Vice President of Jennison since September 2000. Previously, he was a Managing Director and Senior Portfolio Manager of Prudential Global Asset Management. He joined Prudential in May 2000 from Loomis Sayles Co., L.P., where he headed the Large/Mid Cap Value Team. Prior to 1996, Mr. Kolefas was employed by Mackay Shields Financial as a portfolio manager for five years. Mr. Kolefas earned a B.S. and an M.B.A. from New York University and holds a Chartered Financial Analyst (C.F.A.) designation. For more information about Mr. Goldberg, see "Equity Portfolio" above.

James Giblin, a Chartered Financial Analyst, will manage the portion of the Portfolio assigned to Deutsche. Mr. Giblin joined Deutsche in 1995 with 22 years of investment experience, including 15 years as a portfolio manager for Cigna Equity Advisors. He received his B.S. from Pennsylvania State University and an M.B.A. from the Wharton School, University of Pennsylvania.

Neil A. Kilbane will manage the portion of the Portfolio assigned to Key. Mr. Kilbane is a Senior Portfolio Managing Director for Key, and is a Chartered Financial Analyst. Mr. Kilbane began his investment career with Key in 1995, and prior to that was employed by Duff & Phelps Investment Management Company and National City Bank. Mr. Kilbane holds a B.S. from Cleveland State University, an M.S. from Kansas State University, and an M.B.A. from Tulsa University.

SP AIM Aggressive Growth Portfolio

AIM Capital Management, Inc. (AIM Capital) uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are -- Ryan E. Crane, Portfolio Manager, who has been responsible for the Portfolio since 2000 and has been associated with AIM Capital and/or its affiliates since 1994, Jay K. Rushin, CFA, Portfolio Manager, who has been responsible for the Portfolio since 2001 and has been associated with AIM Capital and/or its affiliates since 1994, and Robert M. Kippes, Senior Portfolio Manager, who has been associated with AIM Capital and/or its affiliates since 1989.

We set out below performance information for AIM Aggressive Growth Fund, which is a mutual fund managed by AIM according to investment objectives and practices that are substantially similar to those governing the SP AIM Aggressive Growth Portfolio. AIM Aggressive Growth Fund and SP AIM Aggressive Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Aggressive Growth Fund is not indicative of the future performance of SP AIM Aggressive Growth Portfolio. If material differences between the investment styles of AIM Aggressive Growth Fund Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP AIM Aggressive Growth Portfolio, but not AIM Aggressive Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          AIM AGGRESSIVE GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)     1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class A                -2.67% 13.71%   23.54%      16.11%          5/1/84
Russell 2500 Index(1)   4.27% 13.98%   17.41%      14.15%

(1)The Russell 2500 Index is an unmanaged index which measures the stock price performance of 2,500 companies included in the Russell 3000 Index, generally those with smaller market capitalizations.

SP AIM Growth And Income Portfolio

AIM Capital Management, Inc. (AIM Capital) uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

Monika H. Degan, Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1995.

Lanny H. Sachnowitz, Senior Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1987.

We set out below performance information for the AIM Charter Fund, which is a mutual fund managed by AIM Capital, according to investment objectives and practices that are substantially similar to those governing the SP AIM Growth and Income Portfolio. AIM Charter Fund and SP AIM Growth and Income Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Charter Fund is not indicative of the future performance of SP AIM Growth and Income Portfolio. If material differences between the investment styles of the AIM Charter Fund and SP AIM Growth and Income Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP AIM Growth and Income Portfolio, but not AIM Charter Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                               AIM CHARTER FUND

(FOR THE PERIODS ENDED
DECEMBER 31,2000)      1 YEAR  5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
   Class A(1)          -19.40% 15.34%   14.99%      13.84%         11/26/68
   S&P 500 Index(2)     -9.10% 18.33%   17.44%      12.00%

(1)The average annual total return given is since the date closest to the inception date of the class with the longest performance history.
(2)The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP Alliance Large Cap Growth Portfolio

Alfred Harrison, Director and Vice Chairman of Alliance Capital Management Corporation (ACMC) leads the team managing this Portfolio, with Syed Hasnain, a Senior Portfolio Manager, also being directly involved.

Mr. Hasnain joined ACMC after working as a strategist with Merrill Lynch Capital Markets. Previously he was an international economist with Citicorp and a financial analyst at Goldman Sachs & Co. He holds a M. Phil in Finance from Cambridge University, and Sc.B. from Brown University, and studied towards a doctorate at Stanford Business School. Investment experience: 12 years.

We set out below performance information for Alliance Premier Growth Fund, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Large Cap Growth Portfolio. Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Alliance Premier Growth Fund is not indicative of the future performance of SP Alliance Large Cap Growth Portfolio. If material differences between the investment styles of Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Alliance Large Cap Growth Portfolio, but not Alliance Premier Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                         ALLIANCE PREMIER GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)           1 YEAR  5 YEARS SINCE INCEPTION INCEPTION DATE
Class A                      -23.28% 19.46%      18.45%         9/28/92
Russell 1000 Growth Index(1) -22.42% 18.15%      16.67%

(1)The Russell 1000 Growth Index is a measure of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SP Alliance Technology Portfolio

Peter Anastos and Gerald T. Malone manage the SP Alliance Technology Portfolio. Both portfolio managers are Senior Vice Presidents of ACMC and have been associated with ACMC for more than five years.

We set out below performance information for the Alliance Technology Fund, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Technology Portfolio. Alliance Technology Fund and SP Alliance Technology Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Alliance Technology Fund is not indicative of the future performance of SP Alliance Technology Portfolio. If material differences between the investment styles of the Alliance Technology Fund and SP Alliance Technology Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Alliance Technology Portfolio, but not Alliance Technology Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                           ALLIANCE TECHNOLOGY FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)        1 YEAR  5 YEARS 10 YEARS
Class A                   -27.82% 20.35%   26.21%
Nasdaq Composite Index(1) -39.29% 18.62%   20.78%

(1)The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market.

SP Asset Allocation Portfolios

For the four Asset Allocation Portfolios, Prudential Investments Fund Management LLC invests in shares of other Fund Portfolios within the product according to the percentage allocations discussed in this prospectus.

SP Davis Value Portfolio

The following individuals provide day-to-day management of the SP Davis Value Portfolio.

CHRISTOPHER C. DAVIS

Responsibilities:

    .  President of Davis New York Venture Fund, Inc.
    . Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

    . Portfolio Manager of Davis New York Venture Fund since October 1995. . Assistant Portfolio Manager and research analyst working with Shelby
       M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG

Responsibilities:

    . Co-Portfolio Manager of Davis New York Venture Fund with Christopher C. Davis since May 1998.
    .  Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

    .  Research analyst at Davis Selected Advisers since December 1994.
    . Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.

We set out below performance information for Davis New York Venture Fund, which is a mutual fund managed by Davis Selected Advisers, LP according to investment objectives and practices that are substantially similar to those governing the SP Davis Value Portfolio. Davis New York Venture Fund and SP Davis Value Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Davis New York Venture Fund is not indicative of the future performance of SP Davis Value Portfolio. If material differences between the investment styles of Davis New York Venture Fund and SP Davis Value Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Davis Value Portfolio, but not Davis New York Venture Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          DAVIS NEW YORK VENTURE FUND

 (FOR THE PERIODS ENDED
 DECEMBER 31, 2000)     1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
   Class A(1)            4.72% 19.04%   19.68%      14.80%         2/17/69
   S&P 500 Index (2)     6.07% 16.76%   13.60%      12.24%

Average annual total returns earned by Class A shares of Davis New York Venture Fund for the periods listed above, after adjusting for the maximum 4.75% sales charge and with all distributions reinvested for the periods ended 12/31/00.

(1)The average annual total return given is since the date closest to the inception date of the class with the longest performance history.
(2)The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP Deutsche International Equity Portfolio

The following portfolio managers are responsible for the day-to-day management of the Portfolio's investments:

MICHAEL LEVY

Co-Lead Portfolio Manager.

International equity strategist, overseeing the design and implementation of the firm's proprietary stock selection process.

28 years of business experience, 18 of them as an investment professional.

Degrees in mathematics and geophysics from the University of Michigan.

ROBERT REINER

Co-Lead Portfolio Manager.

Specializes in Japanese and European stock and market analysis.

Served as a Senior Financial Analyst at Scudder, Stevens & Clark from 1993 to 1994.

18 years of investment industry experience.

Degrees from the University of Southern California and Harvard University.

JULIE WANG

Co-Portfolio Manager.

Focuses on the Portfolio's Asia-Pacific investments and its emerging markets exposure.

Served as Investment Manager for American International Group's Southeast Asia portfolio from 1991 to 1994.

11 years of investment management experience.

BS in economics from Yale University, MBA from The Wharton School, University of Pennsylvania.

We set out below performance information for Deutsche International Equity Fund, which is a mutual fund managed by Deutsche Asset Management, Inc., an indirect wholly-owned subsidiary of Deutsche Bank AG according to investment objectives and practices that are substantially similar to those governing the SP Deutsche International Equity Portfolio. Deutsche International Equity Fund and SP Deutsche International Equity Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Deutsche International Equity Fund is not indicative of the future performance of SP Deutsche International Equity Portfolio. If material differences between the investment styles of Deutsche International Equity Fund and SP Deutsche International Equity Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Deutsche International Equity Portfolio, but not Deutsche International Equity Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

The following performance table compares the Deutsche International Equity Fund performance to that of a broad-based securities market index.

                            OTHER FUND PERFORMANCE

                    SEC STANDARDIZED AVERAGE ANNUAL RETURNS
                      DEUTSCHE INTERNATIONAL EQUITY FUND

    (FOR THE PERIODS ENDED
    DECEMBER 31, 2000)     1 YEAR  5 YEARS SINCE INCEPTION(1) INCEPTION DATE
    Investor Class Shares  -20.16% 12.67%        13.68%           8/4/92
    MSCI EAFE Index(1)(3)  -14.17%  7.13%        10.09%
    Lipper(2)              -15.60%  9.09%        10.09%
    International Funds
    Average

(1)The MSCI EAFE Index and Lipper International Funds Average are calculated from July 31, 1992.
(2)Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.
(3)The MSCI EAFE Index of major markets in Europe, Australia and the Far East is a widely accepted benchmark of international stock performance. It is a model, not an actual portfolio. It tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

SP INVESCO Small Company Growth Portfolio

The following individuals are primarily responsible for the day-to-day management of the Portfolio's holdings:

Stacie Cowell -- is the lead portfolio manager of the SP INVESCO Small Company Growth Portfolio and a Chartered Financial Analyst (CFA) who joined INVESCO in 1997. She is also a vice president of INVESCO. Before joining the company, she was senior equity analyst with Founders Asset Management and capital markets and trading analyst with Chase Manhattan Bank in New York. She holds a B.A. in Economics from Colgate University and an M.S from the University of Colorado (Boulder).

We set out below performance information for INVESCO Small Company Growth Fund (Investor Class), which is a mutual fund managed by INVESCO, according to investment objectives and practices that are substantially similar to those governing the SP INVESCO Small Company Growth Portfolio. INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of INVESCO Small Company Growth Fund is not indicative of the future performance of SP INVESCO Small Company Growth Portfolio. If material differences between the investment styles of INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP INVESCO Small Company Growth Portfolio, but not INVESCO Small Company Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       INVESCO SMALL COMPANY GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)       1 YEAR  5 YEARS SINCE INCEPTION(2)
Investor Class shares(1) -12.19% 19.34%        19.26%
Russell 2000 Index(3)     -3.02% 10.31%        12.56%

(1)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.
(2)The INVESCO Small Company Growth Fund commenced investment operations on December 27, 1991.
(3)The Russell 2000 Index is an unmanaged index of small capitalization stocks.

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                      JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)            SINCE INCEPTION INCEPTION DATE
Class A                           -31.70%         3/1/00
Lipper International Fund Avg     -15.74%

SP Large Cap Value Portfolio And SP Small/Mid-Cap Value Portfolio

Fidelity Management & Research Company is the Portfolios' sub-adviser. Jeff Kerrigan is portfolio manager of the SP Small/Mid-Cap Value Portfolio. Mr. Kerrigan is a vice president and portfolio manager for other accounts managed by FMR and its affiliates. He joined Fidelity in 1999. Robert MacDonald is portfolio manager of the SP Large Cap Value Portfolio. Mr. MacDonald is a senior vice president and portfolio manager of structured equity investments. He joined Fidelity in 1985.

The SP Large Cap Value and SP Small/Mid-Cap Value Portfolios commenced operations on September 22, 2000. Performance history will be available for the SP Large Cap Value and SP Small/Mid-Cap Value Portfolios after each has been in operation for one calendar year.

SP MFS Capital Opportunities Portfolio

The Portfolio is managed by Maura A. Shaughnessy, a Senior Vice President of Massachusetts Financial Services Company (MFS), who has been employed in the investment management area of MFS since 1991.

We set out below performance information for MFS Capital Opportunities Fund, which is a mutual fund managed by MFS according to investment objectives and practices that are substantially similar to those governing the SP MFS Capital Opportunities Portfolio. MFS Capital Opportunities Fund and SP MFS Capital Opportunities Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of MFS Capital Opportunities Fund is not indicative of the future performance of SP MFS Capital Opportunities Portfolio. If material differences between the investment styles of MFS Capital Opportunities Fund and SP MFS Capital Opportunities Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP MFS Capital Opportunities Portfolio, but not MFS Capital Opportunities Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                        MFS CAPITAL OPPORTUNITIES FUND

(FOR THE PERIODS ENDED                  SINCE
DECEMBER 31, 2000)     1 YEAR 5 YEARS INCEPTION
      Class A(1)       -5.30% 21.28%   15.53%
      S&P 500(2)       -9.11% 18.33%   15.98%

(1)The MFS Capital Opportunities Fund commenced investment operations on June 13, 1983. Performance results include any applicable expense subsidies and waivers, which may cause results to be more favorable.
(2)The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP MFS Mid-Cap Growth Portfolio

The Portfolio is managed by Mark Regan, a Senior Vice President of MFS, who has been employed in the investment management area of MFS since 1989 and David E. Sette-Ducati, a Vice President of MFS, has been employed in the investment management area of MFS since 1995.

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

We set out below performance information for MFS Mid-Cap Growth Fund, which is a mutual fund managed by MFS, according to investment objectives and practices that are substantially similar to those governing the SP MFS Mid-Cap Growth Portfolio. MFS Mid-Cap Growth Fund and SP MFS Mid-Cap Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of MFS Mid-Cap Growth Fund is not indicative of the future performance of SP MFS Mid-Cap Growth Portfolio. If material differences between the investment styles of MFS Mid-Cap Growth Fund and SP MFS Mid-Cap Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP MFS Mid-Cap Growth Portfolio, but not MFS Mid-Cap Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                            MFS MID-CAP GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)               1 YEAR  5 YEARS SINCE INCEPTION
Class A(1)                         7.76% 25.29%      22.18%
Russell Mid-Cap Growth Index(2)  -11.75% 17.77%      17.26%

(1)The MFS Mid-Cap Growth Fund commenced investment operations on December 1, 1993 with the offering of Class A shares and Class B shares. Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.
(2)The Russell Mid-Cap Growth Index is an unmanaged index which measures the stock price performance of the 800 smallest companies in the Russell 1000 Index.

SP PIMCO High Yield Portfolio

SP PIMCO High Yield Portfolio is managed by Benjamin L. Trosky. Mr. Trosky, Managing Director of PIMCO, joined PIMCO as a portfolio manager in 1990, and has managed fixed income accounts for various institutional clients and funds since that time.

We set out below performance information for PIMCO High Yield Fund, which is a mutual fund managed by PIMCO, according to investment objectives and practices that are substantially similar to those governing the SP PIMCO High Yield Portfolio. PIMCO High Yield Fund and SP PIMCO High Yield Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of PIMCO High Yield Fund is not indicative of the future performance of SP PIMCO High Yield Portfolio. If material differences between the investment styles of PIMCO High Yield Fund and SP PIMCO High Yield Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP PIMCO High Yield Portfolio, but not PIMCO High Yield Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract. Expenses of the SP PIMCO High Yield Portfolio are higher than the expenses of the PIMCO High Yield Fund. Higher expenses are a factor in reducing investment performance.

                            OTHER FUND PERFORMANCE

  SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/00)
                             PIMCO HIGH YIELD FUND

                                                                    FUND
                                                                  INCEPTION
                                                1 YEAR  5 YEARS (12/16/92)(3)
Administrative Class                             -0.69%  6.38%      8.95%
Lehman Intermediate BB U.S. High Yield Index(1)   3.73%  6.41%       NA
Lipper High Current Yield Fund Avg.(2)           -8.42%  3.36%       NA

(1)The Lehman Intermediate BB U.S. High Yield Index is an unmanaged index comprised of various fixed income securities rated BB. It is not possible to invest directly in the index.
(2)The Lipper High Current Yield Fund average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
(3)The fund began operations on 12/16/92. Index comparisons began on 12/31/92.

SP PIMCO Total Return Portfolio

The Portfolio is managed by a portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO. The portfolio management team develops and implements strategy for the Portfolio.

We set out below performance information for PIMCO Total Return Fund, which is a mutual fund managed by PIMCO, according to investment objectives and practices that are substantially similar to those governing the SP PIMCO Total Return Portfolio. PIMCO Total Return Fund and SP PIMCO Total Return Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of PIMCO Total Return Fund is not indicative of the future performance of SP PIMCO Total Return Portfolio. If material differences between the investment styles of PIMCO Total Return Fund and SP PIMCO Total Return Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP PIMCO Total Return Portfolio, but not PIMCO Total Return Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract. Expenses of the SP PIMCO Total Return Portfolio are higher than the expenses of the PIMCO Total Return Fund. Higher expenses are a factor in reducing investment performance.

                            OTHER FUND PERFORMANCE

  SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/00)
                            PIMCO TOTAL RETURN FUND

                                                            1 YEAR 5 YEARS 10 YEARS
Administrative Class                                        11.81%  6.94%   8.95%
Lehman Aggregate Bond Index(1)                              11.63%  6.46%   7.96%
Lipper Intermediate Investment Grade Debt Portfolio Avg.(2)  9.78%  5.48%   7.58%

(1)The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
(2)The Lipper Intermediate Investment Grade Debt Portfolio Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. It does not take into account sales charges.

SP Prudential U.S. Emerging Growth Portfolio

Susan Hirsch has managed the retail fund counterpart of this Portfolio since it began. Ms. Hirsch joined Prudential Investments in July 1996, and is now employed by Jennison Associates LLC. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. Ms. Hirsch holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

We set out below performance information for Prudential U.S. Emerging Growth Fund, which is a mutual fund managed by PIFM, according to investment objectives and practices that are substantially similar to those governing the SP Prudential U.S. Emerging Growth Portfolio. Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Prudential U.S. Emerging Growth Fund is not indicative of the future performance of SP Prudential U.S. Emerging Growth Portfolio. If material differences between the investment styles of Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio should develop in the future, we will disclose such differences. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

          SEC STANDARDIZED AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)
                     PRUDENTIAL U.S. EMERGING GROWTH FUND

                         1 YEAR  SINCE INCEPTION (12-31-96)
Class A shares           -17.82%           24.02%
S&P 400 Mid-Cap Index(2)  17.50%           20.72%
Lipper Average(3)        -10.01%           17.72%

(1)The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.
(2)The Standard & Poor's Mid-Cap 400 Composite Stock Price Index (S&P 400 Mid-Cap Index) -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation -- gives a broad look at how mid-cap stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund portfolio. These returns would be lower if they included the effect of sales charges and operating expenses. The securities in the S&P 400 Mid-Cap Index may be very different from those in the Portfolio. Source: Lipper Inc.
(3)The Lipper Average is based on the average return of all mutual funds in the Lipper Mid-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

SP Strategic Partners Focused Growth Portfolio

Alfred Harrison is portfolio manager for the portion of the Portfolio's assets advised by Alliance. Mr. Harrison joined Alliance in 1978 and is manager of the firm's Minneapolis office. He is Vice Chairman of Alliance Capital Management Corporation.

Spiros Segalas and Kathleen McCarragher are co-portfolio managers for the portion of the Portfolio's assets advised by Jennison. (See descriptions above, under "Prudential Jennison Portfolio").

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio -- Class I and Class
II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All Short-term Debt Securities held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis--are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

Distributor

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                                                           Equity Portfolio
                                             -------------------------------------------------------------------------
                                                                  Class I                               Class II
                                             ------------------------------------------------  -----------------------


                                                                Year Ended                                  May 3, 1999(c)
                                                               December 31,                     Year Ended     through
                                             ------------------------------------------------  December 31,  December 31,
                                               2000      1999      1998      1997      1996        2000          1999
                                             --------  --------  --------  --------  --------  ------------ --------------
Per Share Operating Performance:
Net Asset Value, beginning of period........ $  28.90  $  29.64  $  31.07  $  26.96  $  25.64     $28.92        $32.79

                                             --------  --------  --------  --------  --------     ------        ------
Income from Investment Operations:
Net investment income.......................     0.51      0.54      0.60      0.69      0.71       0.39          0.28
Net realized and unrealized gains (losses)
 on investments.............................     0.26      3.02      2.21      5.88      3.88       0.26         (0.60)

                                             --------  --------  --------  --------  --------     ------        ------
   Total from investment operations.........     0.77      3.56      2.81      6.57      4.59       0.65         (0.32)

                                             --------  --------  --------  --------  --------     ------        ------
Less Distributions:
Dividends from net investment income........    (0.51)    (0.53)    (0.60)    (0.70)    (0.67)     (0.40)        (0.34)
Distributions in excess of net investment
 income.....................................    (0.02)       --        --        --        --      (0.02)           --
Distributions from net realized gains.......    (4.64)    (3.77)    (3.64)    (1.76)    (2.60)     (4.64)        (3.21)

                                             --------  --------  --------  --------  --------     ------        ------
   Total distributions......................    (5.17)    (4.30)    (4.24)    (2.46)    (3.27)     (5.06)        (3.55)

                                             --------  --------  --------  --------  --------     ------        ------
Net Asset Value, end of period.............. $  24.50  $  28.90  $  29.64  $  31.07  $  26.96     $24.51        $28.92

                                             ========  ========  ========  ========  ========     ======        ======
Total Investment Return (a).................     3.28%    12.49%     9.34%    24.66%    18.52%      2.83%        (0.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)..... $5,652.7  $6,235.0  $6,247.0  $6,024.0  $4,814.0     $  1.8        $  0.3
Ratios to average net assets: Expenses......     0.49%     0.47%     0.47%     0.46%     0.50%      0.91%         0.87%(b)
 Net investment income......................     1.75%     1.72%     1.81%     2.27%     2.54%      1.26%         1.33%(b)
Portfolio turnover rate.....................       78%        9%       25%       13%       20%        78%            9%

a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class II shares.

                                                                        Global Portfolio
                                                          -------------------------------------------
                                                                           Year Ended
                                                                          December 31,
                                                          -------------------------------------------
                                                            2000       1999     1998    1997    1996
                                                          --------   --------  ------  ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of year....................... $  30.98   $  21.16  $17.92  $17.85  $15.53
                                                          --------   --------  ------  ------  ------
Income from Investment Operations:
Net investment income....................................     0.07       0.06    0.07    0.09    0.11
Net realized and unrealized gains (losses) on investments    (5.30)     10.04    4.38    1.11    2.94
                                                          --------   --------  ------  ------  ------
   Total from investment operations......................    (5.23)     10.10    4.45    1.20    3.05
                                                          --------   --------  ------  ------  ------
Less Distributions:
Dividends from net investment income.....................    (0.07)        --   (0.16)  (0.13)  (0.11)
Distributions in excess of net investment income.........    (0.13)     (0.10)  (0.12)  (0.10)     --
Distributions from net realized gains....................    (1.94)     (0.18)  (0.93)  (0.90)  (0.62)
                                                          --------   --------  ------  ------  ------
   Total distributions...................................    (2.14)     (0.28)  (1.21)  (1.13)  (0.73)
                                                          --------   --------  ------  ------  ------
Net Asset Value, end of year............................. $  23.61   $  30.98  $21.16  $17.92  $17.85
                                                          ========   ========  ======  ======  ======
Total Investment Return(a)...............................   (17.68)%    48.27%  25.08%   6.98%  19.97%
Ratios/Supplemental Data:
Net assets, end of year (in millions).................... $1,182.1   $1,298.3  $844.5  $638.4  $580.6
Ratios to average net assets:
  Expenses...............................................     0.85%      0.84%   0.86%   0.85%   0.92%
  Net investment income..................................     0.25%      0.21%   0.29%   0.47%   0.64%
Portfolio turnover rate..................................       95%        76%     73%     70%     41%

(a)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                      F1

Financial Highlights

                                                                  Money Market Portfolio
                                                        ------------------------------------------
                                                                        Year Ended
                                                                       December 31,
                                                        ------------------------------------------
                                                          2000      1999     1998    1997    1996
                                                        --------  --------  ------  ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of year..................... $  10.00  $  10.00  $10.00  $10.00  $10.00
                                                        --------  --------  ------  ------  ------
Income From Investment Operations:
Net investment income and realized and unrealized gains     0.60      0.49    0.52    0.54    0.51
Dividend and distributions.............................    (0.60)    (0.49)  (0.52)  (0.54)  (0.51)
                                                        --------  --------  ------  ------  ------
Net Asset Value, end of year........................... $  10.00  $  10.00  $10.00  $10.00  $10.00
                                                        ========  ========  ======  ======  ======
Total Investment Return(a).............................     6.20%     4.97%   5.39%   5.41%   5.22%
Ratios/Supplemental Data:
Net assets, end of year (in millions).................. $1,238.2  $1,335.5  $920.2  $657.5  $668.8
Ratios to average net assets:
  Expenses.............................................     0.44%     0.42%   0.41%   0.43%   0.44%
  Net investment income................................     6.03%     4.90%   5.20%   5.28%   5.10%

(a)Total investment return is calculated assuming a purchase on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                                                 Prudential Jennison Portfolio
                                              --------------------------------------------------------------------
                                                                  Class I                           Class II
                                              ----------------------------------------------  --------------------

                                                                Year Ended
                                                               December 31,                   February 10, 2000(a)
                                              ----------------------------------------------        through
                                                2000        1999      1998     1997    1996    December 31, 2000
                                              --------    --------  --------  ------  ------  --------------------
Per Share Operating Performance:
Net Asset Value, beginning of period......... $  32.39    $  23.91  $  17.73  $14.32  $12.55        $ 34.25
                                              --------    --------  --------  ------  ------        -------
Income From Investment Operations:
Net investment income (loss).................     0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and unrealized gains (losses) on
 investments.................................    (5.61)       9.88      6.56    4.48    1.78          (7.54)
                                              --------    --------  --------  ------  ------        -------
   Total from investment operations..........    (5.60)       9.93      6.60    4.52    1.80          (7.57)
                                              --------    --------  --------  ------  ------        -------
Less Distributions:
Dividends from net investment income.........       --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of net investment income.       --(d)       --        --      --      --             --(d)
Distributions from net realized gains........    (3.82)      (1.40)    (0.38)  (1.07)     --          (3.80)
                                              --------    --------  --------  ------  ------        -------
   Total distributions.......................    (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                                              --------    --------  --------  ------  ------        -------
Net Asset Value, end of period............... $  22.97    $  32.39  $  23.91  $17.73  $14.32        $ 22.88
                                              ========    ========  ========  ======  ======        =======
Total Investment Return(b)...................   (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)...... $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5        $  13.3
Ratios to average net assets:
   Expenses..................................     0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
   Net investment income.....................     0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover rate......................       89%         58%       54%     60%     46%            89%

(a)Commencement of offering of Class II shares.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.

(c)Annualized.

(d)Less than $0.01 per share.

                                      F2

Financial Highlights

                                                                        Stock Index Portfolio
                                                          -------------------------------------------------
                                                                              Year Ended
                                                                             December 31,
                                                          -------------------------------------------------
                                                            2000       1999      1998      1997      1996
                                                          --------   --------  --------  --------  --------
Per Share Operating Performance:
Net Asset Value, beginning of year....................... $  44.45   $  37.74  $  30.22  $  23.74  $  19.96
                                                          --------   --------  --------  --------  --------
Income from Investment Operations:
Net investment income....................................     0.36       0.44      0.42      0.43      0.40
Net realized and unrealized gains (losses) on investments    (4.37)      7.23      8.11      7.34      4.06
                                                          --------   --------  --------  --------  --------
   Total from investment operations......................    (4.01)      7.67      8.53      7.77      4.46
                                                          --------   --------  --------  --------  --------
Less Distributions:
Dividends from net investment income.....................    (0.37)     (0.43)    (0.42)    (0.42)    (0.40)
Distributions from net realized gains....................    (1.41)     (0.53)    (0.59)    (0.87)    (0.28)
                                                          --------   --------  --------  --------  --------
   Total distributions...................................    (1.78)     (0.96)    (1.01)    (1.29)    (0.68)
                                                          --------   --------  --------  --------  --------
Net Asset Value, end of year............................. $  38.66   $  44.45  $  37.74  $  30.22  $  23.74
                                                          ========   ========  ========  ========  ========
Total Investment Return(a)...............................    (9.03)%    20.54%    28.42%    32.83%    22.57%
Ratios/Supplemental Data:
Net assets, end of year (in millions).................... $4,186.0   $4,655.0  $3,548.1  $2,448.2  $1,581.4
Ratios to average net assets:
  Expenses...............................................     0.39%      0.39%     0.37%     0.37%     0.40%
  Net investment income..................................     0.83%      1.09%     1.25%     1.55%     1.95%
Portfolio turnover rate..................................        7%         2%        3%        5%        1%

(a)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                                                        Value Portfolio
                                                       -------------------------------------------------
                                                                           Year Ended
                                                                          December 31,
                                                       -------------------------------------------------
                                                         2000      1999      1998       1997      1996
                                                       --------  --------  --------   --------  --------
Per Share Operating Performance:
Net Asset Value, beginning of year.................... $  19.52  $  20.03  $  22.39   $  18.51  $  16.27
                                                       --------  --------  --------   --------  --------
Income from Investment Operations:
Net investment income.................................     0.46      0.51      0.56       0.61      0.58
Net realized and unrealized gains (losses) on
 investments..........................................     2.45      1.89     (1.03)      6.06      2.88
                                                       --------  --------  --------   --------  --------
   Total from investment operations...................     2.91      2.40     (0.47)      6.67      3.46
                                                       --------  --------  --------   --------  --------
Less Distributions:
Dividends from net investment income..................    (0.44)    (0.50)    (0.59)     (0.57)    (0.71)
Distributions from net realized gains.................    (1.53)    (2.41)    (1.30)     (2.22)    (0.51)
                                                       --------  --------  --------   --------  --------
   Total distributions................................    (1.97)    (2.91)    (1.89)     (2.79)    (1.22)
                                                       --------  --------  --------   --------  --------
Net Asset Value, end of year.......................... $  20.46  $  19.52  $  20.03   $  22.39  $  18.51
                                                       ========  ========  ========   ========  ========
Total Investment Return(a)............................    15.59%    12.52%    (2.38)%    36.61%    21.74%
Ratios/Supplemental Data:
Net assets, end of year (in millions)................. $1,975.3  $2,024.0  $2,142.3   $2,029.8  $1,363.5
Ratios to average net assets:
 Expenses.............................................     0.45%     0.42%     0.42%      0.41%     0.45%
 Net investment income................................     2.31%     2.34%     2.54%      2.90%     3.36%
Portfolio turnover rate...............................       85%       16%       20%        38%       21%

(a)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                      F3

Financial Highlights

                                                   SP Aggressive Growth Asset
                                                      Allocation Portfolio
                                                   --------------------------
                                                     September 22, 2000 (a)
                                                            through
                                                       December 31, 2000
                                                   --------------------------
   Per Share Operating Performance:
   Net Asset Value, beginning of period...........           $10.00
                                                             ------
   Income from Investment Operations:
   Net investment income..........................             0.01
   Net realized and unrealized loss on investments            (0.67)
                                                             ------
      Total from investment operations............            (0.66)
                                                             ------
   Less Distributions:
   Dividends from net investment income...........            (0.01)
                                                             ------
   Net Asset Value, end of period.................           $ 9.33
                                                             ======
   Total Investment Return(b).....................            (6.65)%
   Ratios/Supplemental Data:
   Net assets, end of period (in millions)........           $  2.1
   Ratios to average net assets:(c)
     Expenses.....................................             0.05%
     Net investment income........................             0.36%
   Portfolio turnover rate(d).....................                6%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

                                                SP AIM Aggressive Growth Portfolio
                                                ----------------------------------
                                                      September 22, 2000 (a)
                                                             through
                                                        December 31, 2000
                                                ----------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........              $ 10.00
                                                             -------
Income from Investment Operations:
Net investment loss............................                (0.01)
Net realized and unrealized loss on investments                (1.39)
                                                             -------
   Total from investment operations............                (1.40)
                                                             -------
Net Asset Value, end of period.................              $  8.60
                                                             =======
Total Investment Return(b).....................               (14.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........              $   3.9
Ratios to average net assets:(c)(e)
  Expenses.....................................                 1.07%
  Net investment income........................                (0.40)%
Portfolio turnover rate(d).....................                   16%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.57% and (4.90)%, respectively, for the period ended December 31, 2000.

                                      F4

Financial Highlights

                                                SP AIM Growth and Income Portfolio
                                                ----------------------------------
                                                      September 22, 2000(a)
                                                             through
                                                        December 31, 2000
                                                ----------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........              $ 10.00
                                                             -------
Income From Investment Operations:
Net investment income..........................                 0.01
Net realized and unrealized loss on investments                (1.59)
                                                             -------
   Total from investment operations............                (1.58)
                                                             -------
Less Distributions:
Dividends from net investment income...........                (0.01)
                                                             -------
Net Asset Value, end of period.................              $  8.41
                                                             =======
Total Investment Return(b).....................               (15.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........              $   4.3
Ratios to average net assets:(c)(e)
  Expenses.....................................                 1.00%
  Net investment income........................                 0.26%
Portfolio turnover rate(d).....................                   15%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.53% and (4.27)%, respectively, for the period ended December 31, 2000.

                                                SP Alliance Large Cap Growth Portfolio
                                                --------------------------------------
                                                        September 22, 2000(a)
                                                               through
                                                          December 31, 2000
                                                --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                $ 10.00
                                                               -------
Income From Investment Operations:
Net investment income..........................                   0.01
Net realized and unrealized loss on investments                  (1.45)
                                                               -------
   Total from investment operations............                  (1.44)
                                                               -------
Less Distributions:
Dividends from net investment income...........                  (0.01)
                                                               -------
Net Asset Value, end of period.................                $  8.55
                                                               =======
Total Investment Return(b).....................                 (14.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                $   7.1
Ratios to average net assets(c)(e):
  Expenses.....................................                   1.10%
  Net investment income........................                   0.44%
Portfolio turnover rate(d).....................                     10%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.72)%, respectively, for the period ended December 31, 2000.

                                      F5

Financial Highlights

                                                    SP Alliance Technology Portfolio
                                                    --------------------------------
                                                         September 22, 2000(a)
                                                                through
                                                           December 31, 2000
                                                    --------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of year.................             $ 10.00
                                                                -------
Income from Investment Operations:
Net investment income..............................                0.01
Net realized and unrealized loss on investments....               (2.38)
                                                                -------
   Total from investment operations................               (2.37)
                                                                -------
Less Distributions:
Dividends from net investment income...............               (0.01)
Distributions in excess of net investment income(f)                  --
                                                                -------
   Total distributions.............................               (0.01)
                                                                -------
Net Asset Value, end of year.......................             $  7.62
                                                                =======
Total Investment Return(b).........................              (23.71)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)..............             $   6.1
Ratios to average net assets:(c)(d)
  Expenses.........................................                1.30%
  Net investment income............................                0.37%
Portfolio turnover rate(e).........................                  23%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.66% and (2.99)%, respectively, for the period ended December 31, 2000.

(e)Not annualized.

(f)Less than $0.005 per share.

                                                SP Balanced Asset Allocation Portfolio
                                                --------------------------------------
                                                        September 22, 2000(a)
                                                               through
                                                          December 31, 2000
                                                --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                 $10.00
                                                                ------
Income from Investment Operations:
Net investment income..........................                   0.06
Net realized and unrealized loss on investments                   (.20)
                                                                ------
   Total from investment operations............                   (.14)
                                                                ------
Less Distributions:
Dividends from net investment income...........                  (0.06)
                                                                ------
Net Asset Value, end of period.................                 $ 9.80
                                                                ======
Total Investment Return (b)....................                  (1.42%)
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                 $  3.7
Ratios to average net assets:(c)
  Expenses.....................................                   0.05%
  Net investment income........................                   4.89%
Portfolio turnover rate(d).....................                      4%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

                                      F6

Financial Highlights

                                                   SP Conservative Asset Allocation Portfolio
                                                   ------------------------------------------
                                                             September 22, 2000 (a)
                                                                    through
                                                               December 31, 2000
                                                   ------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..............                   $10.00
                                                                     ------
Income From Investment Operations:
Net investment income.............................                     0.08
Net realized and unrealized gain on investments(c)                       --
                                                                     ------
   Total from investment operations...............                     0.08
                                                                     ------
Less Distributions:
Dividends from net investment income..............                    (0.08)
Distributions from net realized gains(c)..........                       --
                                                                     ------
   Total distributions............................                    (0.08)
                                                                     ------
Net Asset Value, end of period....................                   $10.00
                                                                     ======
Total Investment Return(b)........................                     0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)...........                   $  1.9
Ratios to average net assets:(d)
  Expenses........................................                     0.05%
  Net investment income...........................                     8.07%
Portfolio turnover rate(e)........................                        4%

(a)Commencement of operations.
(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c)Less than $0.005 per share.
(d)Annualized.
(e)Not annualized.

                                                    SP Davis Value Portfolio
                                                    ------------------------
                                                     September 22, 2000 (a)
                                                            through
                                                       December 31, 2000
                                                    ------------------------
    Per Share Operating Performance:
    Net Asset Value, beginning of period...........          $10.00
                                                             ------
    Income from Investment Operations:
    Net investment income..........................            0.02
    Net realized and unrealized gain on investments            0.15
                                                             ------
       Total from investment operations............            0.17
                                                             ------
    Less Distributions:
    Dividends from net investment income...........           (0.02)
                                                             ------
    Net Asset Value, end of period.................          $10.15
                                                             ======
    Total Investment Return(b).....................            1.69%
    Ratios/Supplemental Data:
    Net assets, end of period (in millions)........          $ 12.8
    Ratios to average net assets:(c)(d)
      Expenses.....................................            0.83%
      Net investment income........................            1.48%
    Portfolio turnover rate(e).....................               3%

(a)Commencement of operations.
(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c)Annualized.
(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.16% and (0.85)%, respectively, for the period ended December 31, 2000.
(e)Not annualized.

                                      F7

Financial Highlights

                                                SP Deutsche International Equity Portfolio
                                                ------------------------------------------
                                                          September 22, 2000(a)
                                                                 through
                                                            December 31, 2000
                                                ------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                   $10.00
                                                                  ------
Income From Investment Operations:
Net investment income..........................                     0.01
Net realized and unrealized loss on investments                    (0.57)
                                                                  ------
   Total from investment operations............                    (0.56)
                                                                  ------
Net Asset Value, end of period.................                   $ 9.44
                                                                  ======
Total Investment Return(b).....................                    (5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                   $  7.8
Ratios to average net assets:(c)(d)
  Expenses.....................................                     1.10%
  Net investment income........................                     0.55%
Portfolio turnover rate(e).....................                       51%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.21% and (2.56)%, respectively, for the period ended December 31, 2000.

(e)Not annualized.

                                                SP Growth Asset Allocation Portfolio
                                                ------------------------------------
                                                       September 22, 2000(a)
                                                              through
                                                         December 31, 2000
                                                ------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                $10.00
                                                               ------
Income from Investment Operations:
Net investment income..........................                  0.03
Net realized and unrealized loss on investments                 (0.49)
                                                               ------
   Total from investment operations............                 (0.46)
                                                               ------
Less Distributions:
Dividends from net investment income...........                 (0.02)
                                                               ------
Net Asset Value, end of period.................                $ 9.52
                                                               ======
Total Investment Return(b).....................                 (4.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                $  3.9
Ratios to average net assets: (c)
  Expenses.....................................                  0.05%
  Net investment income........................                  2.95%
Portfolio turnover rate (d)....................                    39%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

                                      F8

Financial Highlights

                                                SP Invesco Small Company Growth Portfolio
                                                -----------------------------------------
                                                          September 22, 2000(a)
                                                                 through
                                                            December 31, 2000
                                                -----------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                  $ 10.00
                                                                 -------
Income From Investment Operations:
Net investment loss............................                       --
Net realized and unrealized loss on investments                    (1.62)
                                                                 -------
   Total from investment operations............                    (1.62)
                                                                 -------
Net Asset Value, end of period.................                  $  8.38
                                                                 =======
Total Investment Return(b).....................                   (16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                  $   5.5
Ratios to average net assets:(c)(d)
  Expenses.....................................                     1.15%
  Net investment income........................                    (0.10)%
Portfolio turnover rate(e).....................                       29%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.00% and (2.95)%, respectively, for the period ended December 31, 2000.

(e)Not annualized.

                                                SP Jennison International Growth Portfolio
                                                ---------------------------------------
                                                       Class I               Class II
                                                ---------------------   ------------------
                                                September 22, 2000(a)   October 4, 2000(b)
                                                       through               through
                                                  December 31, 2000     December 31, 2000
                                                ---------------------   ------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........        $ 10.00               $  9.79
                                                       -------               -------
Income from Investment Operations:
Net investment income (loss)...................           0.01                    --(g)
                                                                             -------
Net realized and unrealized loss on investments          (1.51)                (1.31)
                                                       -------               -------
   Total from investment operations............          (1.50)                (1.31)
                                                       -------               -------
Net Asset Value, end of period.................        $  8.50               $  8.48
                                                       =======               =======
Total Investment Return(c).....................         (15.00)%              (13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........        $   7.6               $   2.7
Ratios to average net assets:(d)(f)
  Expenses.....................................           1.24%                 1.64%
  Net investment income........................           0.51%                (0.00)%
Portfolio turnover rate(e).....................             12%                   12%

(a)Commencement of offering of Class I Shares.

(b)Commencement of offering of Class II Shares.

(c)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d)Annualized.

(e)Not annualized.

(f)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.

(g)Less than $0.005 per share.

                                      F9

Financial Highlights

                                                SP Large Cap Value Portfolio
                                                ----------------------------
                                                   September 22, 2000(a)
                                                          through
                                                     December 31, 2000
                                                ----------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........            $10.00
                                                           ------
Income from Investment Operations:
Net investment income..........................              0.04
Net realized and unrealized gain on investments              0.44
                                                           ------
   Total from investment operations............              0.48
                                                           ------
Less Distributions:
Dividends from net investment income...........             (0.04)
Dividends in excess of net investment income...                --(e)
                                                           ------
   Total distributions.........................             (0.04)
                                                           ------
Net Asset Value, end of period.................            $10.44
                                                           ======
Total Investment Return(b).....................              4.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........            $  3.9
Ratios to average net assets:(c)(d)
  Expenses.....................................              0.90%
  Net investment income........................              1.60%
Portfolio turnover rate(f).....................                13%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.47% and (2.97)%, respectively, for the period ended December 31, 2000.

(e)Less than $0.005 per share.

(f)Not annualized.

                                                SP MFS Capital Opportunities Portfolio
                                                --------------------------------------
                                                        September 22, 2000(a)
                                                               through
                                                          December 31, 2000
                                                --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                 $10.00
                                                                ------
Income From Investment Operations:
Net investment income..........................                   0.01
Net realized and unrealized loss on investments                  (0.85)
                                                                ------
   Total from investment operations............                  (0.84)
                                                                ------
Less Distributions:
Dividends from net investment income...........                  (0.01)
                                                                ------
Net Asset Value, end of period.................                 $ 9.15
                                                                ======
Total Investment Return(b).....................                  (8.39)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                 $  4.3
Ratios to average net assets:(c)(d)
  Expenses.....................................                   1.00%
  Net investment income........................                   0.40%
Portfolio turnover rate(e).....................                     25%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.48% and (4.08)%, respectively, for the period ended December 31, 2000.

(e)Not annualized.

                                      F10

Financial Highlights

                                                SP MFS Mid-Cap Growth Portfolio
                                                -------------------------------
                                                     September 22, 2000(a)
                                                            through
                                                       December 31, 2000
                                                -------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........             $10.00
                                                            ------
Income from Investment Operations:
Net investment income..........................               0.02
Net realized and unrealized loss on investments              (0.25)
                                                            ------
   Total from investment operations............              (0.23)
                                                            ------
Less Distributions:
Dividends from net investment income...........              (0.02)
Distributions from net realized gains..........              (0.06)
                                                            ------
   Total distributions.........................              (0.08)
                                                            ------
Net Asset Value, end of period.................             $ 9.69
                                                            ======
Total Investment Return(b).....................              (2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........             $  5.6
Ratios to average net assets:(c)(d)
  Expenses.....................................               1.00%
  Net investment income........................               1.16%
Portfolio turnover rate (e)....................                 27%

(a)Commencement of operations.
(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c)Annualized.
(d)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.59% and (2.43)%, respectively, for the period ended December 31, 2000.
(e)Not annualized.

                                                         SP PIMCO High Yield Portfolio
                                                         -----------------------------
                                                             September 22, 2000(a)
                                                                    through
                                                               December 31, 2000
                                                         -----------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period....................            $10.00
                                                                    ------
Income from Investment Operations:
Net investment income...................................              0.17
Net realized and unrealized gain on investments.........              0.02
                                                                    ------
   Total from investment operations.....................              0.19
                                                                    ------
Less Distributions:
Dividends from net investment income....................             (0.16)
Distributions from net realized gains...................             (0.01)
Distributions in excess of net realized capital gains(d)                --
                                                                    ------
   Total distributions..................................             (0.17)
                                                                    ------
Net Asset Value, end of period..........................            $10.02
                                                                    ======
Total Investment Return(b)..............................              1.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions).................            $  8.0
Ratios to average net assets:(c)(e)
  Expenses..............................................              0.82%
  Net investment income.................................              7.78%
Portfolio turnover rate (f).............................                88%

(a)Commencement of operations.
(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c)Annualized.
(d)Less than $0.005 per share.
(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.42% and 5.18%, respectively, for the period ended December 31, 2000.
(f)Not annualized.

                                      F11

Financial Highlights

                                                SP Pimco Total Return Portfolio
                                                -------------------------------
                                                    September 22, 2000 (a)
                                                            through
                                                       December 31, 2000
                                                -------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........             $10.00
                                                            ------
Income From Investment Operations:
Net investment income..........................               0.13
Net realized and unrealized gain on investments               0.39
                                                            ------
   Total from investment operations............               0.52
                                                            ------
Less Distributions:
Dividends from net investment income...........              (0.11)
Distributions from net realized gains..........              (0.01)
                                                            ------
   Total distributions.........................              (0.12)
                                                            ------
Net Asset Value, end of period.................             $10.40
                                                            ======
Total Investment Return(b).....................               5.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........             $ 10.7
Ratios to average net assets(c)(e):
  Expenses.....................................               0.76%
  Net investment income........................               5.94%
Portfolio turnover rate(d).....................                239%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 2.73% and 3.97%, respectively, for the period ended December 31, 2000.

                                                SP Prudential U.S. Emerging Growth Portfolio
                                                --------------------------------------------
                                                           September 22, 2000 (a)
                                                                  through
                                                             December 31, 2000
                                                --------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                   $ 10.00
                                                                  -------
Income from Investment Operations:
Net investment income..........................                      0.01
Net realized and unrealized loss on investments                     (1.62)
                                                                  -------
   Total from investment operations............                     (1.61)
                                                                  -------
Less Distributions:
Dividends from net investment income...........                     (0.01)
                                                                  -------
   Total distributions.........................                     (0.01)
                                                                  -------
Net Asset Value, end of period.................                   $  8.38
                                                                  =======
Total Investment Return(b).....................                    (16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                   $   6.4
Ratios to average net assets:(c)(e)
  Expenses.....................................                      0.90%
  Net investment income........................                      0.49%
Portfolio turnover rate(d).....................                        82%

(a)Commencement of operations.

(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)Annualized.

(d)Not annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

                                      F12

Financial Highlights

                                                SP Small/Mid Cap Value Portfolio
                                                --------------------------------
                                                     September 22, 2000 (a)
                                                            through
                                                       December 31, 2000
                                                --------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........              $10.00
                                                             ------
Income From Investment Operations:
Net investment income..........................                0.03
Net realized and unrealized gain on investments                1.10
                                                             ------
   Total from investment operations............                1.13
                                                             ------
Less Distributions:
Dividends from net investment income(b)........                  --
                                                             ------
   Total distributions.........................                  --
                                                             ------
Net Asset Value, end of period.................              $11.13
                                                             ======
Total Investment Return(c).....................               11.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........              $  6.1
Ratios to average net assets:(d)(e)
  Expenses.....................................                1.05%
  Net investment income........................                1.79%
Portfolio turnover rate(f).....................                  18%

(a)Commencement of operations.

(b)Less than $0.005 per share.

(c)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d)Annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.84% and (2.00)%, respectively, for the period ended December 31, 2000.

(f)Not annualized.

                                                SP Strategic Partners Focused Growth Portfolio
                                                ----------------------------------------------
                                                            September 22, 2000 (a)
                                                                   through
                                                              December 31, 2000
                                                ----------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........                    $ 10.00
                                                                   -------
Income from Investment Operations:
Net investment income (b)......................                         --
Net realized and unrealized loss on investments                      (2.06)
                                                                   -------
   Total from investment operations............                      (2.06)
                                                                   -------
Less Distributions:
Dividends from net investment income (b).......                         --
                                                                   -------
Net Asset Value, end of period.................                    $  7.94
                                                                   =======
Total Investment Return(c).....................                     (20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........                    $   5.9
Ratios to average net assets: (d)(e)
  Expenses.....................................                       1.01%
  Net investment income........................                       0.18%
Portfolio turnover rate (f)....................                         37%

(a)Commencement of operations.

(b)Less than $0.005 per share.

(c)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d)Annualized.

(e)Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.88% and (2.69%), respectively, for the period ended December 31, 2000.

(f)Not annualized.

                                      F13

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

   Call toll-free (800) 778-2255

   Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
--------

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:
----------------------

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:
----------

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:
-----------------

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623